As filed with the Securities and Exchange Commission on April 27, 2012
================================================================================
                                             1933 Act Registration No. 333-72447
                                             1940 Act Registration No. 811-09235

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 20                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 22                                                             [X]

                       FIRST DEFINED PORTFOLIO FUND, LLC
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                       First Defined Portfolio Fund, LLC
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 30, 2012 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 20

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio

      Part B - Statement of Additional Information for Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                   PROSPECTUS
                                 APRIL 30, 2012

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This prospectus is intended for use in connection with variable annuity policies offered by Prudential Annuities Life Assurance Corporation ("Prudential"). This prospectus provides important information to help you evaluate whether any of the series (each a "Fund" and collectively, the "Funds") of First Defined Portfolio Fund, LLC (the "Company") listed below may be right for you.

                          TARGET MANAGED VIP PORTFOLIO

                          THE DOW(R) DART 10 PORTFOLIO

                      THE DOW(R) TARGET DIVIDEND PORTFOLIO

                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO

                           S&P(R) TARGET 24 PORTFOLIO

                         NASDAQ(R) TARGET 15 PORTFOLIO

                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

                       VALUE LINE(R) TARGET 25 PORTFOLIO


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                                                                            PAGE

Summary Information

         Target Managed VIP Portfolio..........................................1

         The Dow(R) DART 10 Portfolio..........................................6

         The Dow(R) Target Dividend Portfolio.................................10

         Global Dividend Target 15 Portfolio..................................14

         S&P(R) Target 24 Portfolio...........................................18

         NASDAQ(R) Target 15 Portfolio........................................22

         First Trust Target Focus Four Portfolio..............................26

         Value Line(R) Target 25 Portfolio....................................30

Additional Information on the Funds' Investment Strategies....................34

Fund Investments..............................................................38

Additional Risks of Investing in the Funds....................................38

Fund Organization.............................................................39

Fund Management...............................................................40

Investment in Fund Interests..................................................41

Redemption of Fund Interests..................................................41

Distributions and Taxes.......................................................41

Rule 12b-1 Plan...............................................................42

Net Asset Value...............................................................42

Fund Service Providers........................................................43

Shareholder Inquiries.........................................................43

Market Timing.................................................................43

Disclaimers...................................................................43

Financial Highlights..........................................................46

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                              SUMMARY INFORMATION
                          TARGET MANAGED VIP PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The Target Managed VIP Portfolio (the "Fund") seeks to provide above-average total return.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                               None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        0.84%
                                                                          ------
     Total Annual Fund Operating Expenses                                  1.69%
     Fee Waivers and Expense Reimbursement(1)                              0.22%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $489             $875            $1,960

Portfolio Turnover

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund seeks to achieve its objective by investing in common stocks of companies that are identified by a model based on six uniquely specialized strategies: The Dow(R) DART 5 Strategy; The European Target 20 Strategy; The NASDAQ(R) Target 15 Strategy; The S&P(R) Target 24 Strategy; The Target Small-Cap Strategy; and The Value Line(R) Target 25 Strategy.

   To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), generally selects those stocks identified by a model based on the strategies. Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategies in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

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                          TARGET MANAGED VIP PORTFOLIO
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   The Dow(R) DART 5 Strategy is determined by selecting the ten stocks in the
Dow Jones Industrial Average ("DJIA(SM)") with the highest combined dividend yields and buyback ratios. First Trust ranks these ten stocks based on the one-year change in return on assets with the top five being selected.

   The DJIA(SM) consists of the stocks of 30 U.S. companies. The stocks included in the DJIA(SM) are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

   The European Target 20 Strategy is determined by ranking the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield. First Trust selects the 20 highest dividend-yielding stocks and invests in those that are either directly listed on a U.S. exchange or represented by American Depositary Receipts ("ADRs").

   The NASDAQ(R) Target 15 Strategy is determined by ranking the components of the NASDAQ-100 Index(R) by (i) 12-month price appreciation (best (1) to worst
(100)); (ii) 6-month price appreciation; (iii) return on assets; and (iv) price to cash flow. The 15 stocks with the lowest sums from these numerical ranks are selected. The stocks which comprise the NASDAQ(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise approximately less than 1% or 25% or more of the NASDAQ(R) Target 15 Strategy portion of the portfolio on or about the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

   The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market(R) based on market capitalization. The index is calculated based on a modified capitalization weighted methodology. The NASDAQ Stock Market(R) lists approximately 5,000 companies and trades more shares per day than any other major U.S. market.

   The S&P(R) Target 24 Strategy is determined by ranking the stocks in each of the eight largest sectors of the S&P 500(R) Index by market capitalization based on three distinct factors: (i) trailing four quarters' return on assets (net income divided by average assets); (ii) buyback yield (percentage decrease in common stock outstanding versus one year earlier); and (iii) bullish interest indicator (number of shares traded in months in which the stock price rose versus the number of shares traded in months in which the stock price declined). The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected. In the event of a tie within a sector, the stock with the higher market capitalization is selected. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors from which stocks are selected.

   The Standard & Poor's 500 Index (the "S&P 500(R) Index") is widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500(R) Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index with each stock's weight in the index proportionate to its market value.

   The Target Small-Cap Strategy is determined by screening all U.S. corporations which trade on the New York Stock Exchange ("NYSE"), the NYSE Amex or the NASDAQ Stock Market(R) ("NASDAQ") (excluding limited partnerships, ADRs and mineral and oil royalty trusts) for (i) a market capitalization of between $150 million and $1 billion and an average daily dollar trading volume of at least $500,000 (such market capitalization and trading volume based on 1996 dollars and adjusted for inflation); (ii) a positive three-year sales growth; and (iii) positive most recent annual earnings. Any stock whose price has appreciated by more than 75% in the last 12 months is excluded. From these remaining stocks, the 40 stocks with the greatest price appreciation in the last 12 months are selected and weighted on a relative market capitalization basis.

   The Value Line(R) Target 25 Strategy is determined by starting with the universe of 100 stocks which Value Line(R) on or about the stock selection date gives its #1 ranking for Timeliness(TM) (stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange are not eligible for the portfolio). The stocks are ranked based on (i) 12-month and 6-month price appreciation; (ii) return on assets; and (iii) price to cash flow. The 25 stocks with the lowest sums are selected. The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise approximately less than 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

   The Value Line(R) Investment Survey is a comprehensive source of information and advice on approximately 1,700 stocks, more than 90 industries, the stock market and the economy. The universe of 1,700 stocks accounts for approximately 95% of the market capitalization of all stocks traded on a U.S. exchange and contains certain Canadian stocks. Of these approximately 1,700 stocks, only 100 are given its #1 ranking for Timeliness(TM), which measures Value Line(R)'s view of their probable price performance during the next 6 to 12 months relative to the others.

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                          TARGET MANAGED VIP PORTFOLIO
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PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   NON-U.S. INVESTMENT RISK: The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; fluctuations of currency exchange rates; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

   INFORMATION TECHNOLOGY COMPANIES RISK: The Fund invests in information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

PERFORMANCE SUMMARY

   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.

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                          TARGET MANAGED VIP PORTFOLIO
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                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                    Performance Year           Total Return
                    ----------------           ------------
                    2002                         -21.0%
                    2003                          34.9%
                    2004                          12.3%
                    2005                           7.2%
                    2006                          11.5%
                    2007                           9.5%
                    2008                         -44.8%
                    2009                          13.0%
                    2010                          19.1%
                    2011                          -1.7%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended June 30, 2003               17.64%
Worst Quarter:          Quarter Ended December 31, 2008          -24.76%


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                            1 YEAR     5 YEARS     10 YEARS
                                                                            ------     -------     --------
Target Managed VIP Portfolio(1)                                             -1.68%     -4.38%        1.36%
Dow Jones Industrial Average(SM) (reflects no deduction
   for fees, expenses, or taxes)                                             8.38%      2.37%        4.56%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)      1.03%      0.01%        3.54%

-------------------

1 Effective April 30, 2002, the Fund's primary investment strategy was changed. The performance figures included for the period prior to April 30, 2002 reflect the performance of the Fund using its prior investment strategy.

MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

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                          TARGET MANAGED VIP PORTFOLIO
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TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                          THE DOW(R) DART 10 PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The Dow(R) DART 10 Portfolio (the "Fund") seeks to provide above-average total return.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        1.11%
                                                                          ------
     Total Annual Fund Operating Expenses                                  1.96%
     Fee Waivers and Expense Reimbursement(1)                              0.49%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $518             $964            $2,204

Portfolio Turnover

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), follows a disciplined investment strategy that invests primarily in the common stocks of the ten companies in the Dow Jones Industrial Average(SM) ("DJIA(SM)") that have the highest combined dividend yields and buyback ratios as of the close of business on or about the applicable stock selection date. Buyback ratio is determined by subtracting one from the ratio of the company's common shares outstanding 12 months prior to the applicable stock selection date divided by the common shares outstanding on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

   The Fund invests in stocks with relatively high dividend yields and/or relatively high buyback ratios. Investing in stocks with high dividend yields and buyback ratios may be effective in achieving the Fund's investment

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                          THE DOW(R) DART 10 PORTFOLIO
--------------------------------------------------------------------------------

objective. This is because regular dividends are common for established companies and have typically accounted for a large portion of the total return on stocks. Historically, companies rewarded shareholders in the form of dividend payments. By selecting the DJIA(SM) stocks with the highest dividend yields, the Fund seeks to uncover stocks that may be out of favor or undervalued. Many companies have also turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings.

   Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategy in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

   The DJIA(SM) consists of the stocks of 30 U.S. companies. The stocks included in the DJIA(SM) are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   INFORMATION TECHNOLOGY COMPANIES RISK: The Fund invests in information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

PERFORMANCE SUMMARY

   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                          THE DOW(R) DART 10 PORTFOLIO
--------------------------------------------------------------------------------

                  CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                  Performance Year           Total Return
                  ----------------           ------------
                  2002                          -18.3%
                  2003                           19.9%
                  2004                            3.8%
                  2005                           -3.2%
                  2006                           25.6%
                  2007                            0.7%
                  2008                          -28.5%
                  2009                           14.0%
                  2010                           16.7%
                  2011                            7.7%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended June 30, 2009               20.32%
Worst Quarter:          Quarter Ended March 31, 2009             -24.87%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                      1 YEAR     5 YEARS     10 YEARS
                                                                      ------     -------     --------
The Dow(R) DART 10 Portfolio                                           7.72%      0.62%        2.46%
Dow Jones Industrial Average(SM) (reflects no deduction for fees,
   expenses, or taxes)                                                 8.38%      2.37%        4.56%


MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

--------------------------------------------------------------------------------
                          THE DOW(R) DART 10 PORTFOLIO
--------------------------------------------------------------------------------

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The Dow(R) Target Dividend Portfolio (the "Fund") seeks to provide above-average total return.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        0.73%
                                                                          ------
     Total Annual Fund Operating Expenses                                  1.58%
     Fee Waivers and Expense Reimbursement(1)                              0.11%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $477             $839            $1,859

Portfolio Turnover
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), follows a disciplined investment strategy that invests primarily in the 20 common stocks from The Dow Jones U.S. Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio as of the close of business on or about the applicable stock selection date. Specifically, the Fund's investment strategy consists of the following steps:

--------------------------------------------------------------------------------
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
--------------------------------------------------------------------------------

   Step 1: The investment advisor ranks all 100 stocks contained in The Dow
           Jones U.S. Select Dividend Index(SM) on or about the applicable stock selection date (best (1) to worst (100)) by:

           o Change in return on assets over the last 12 months. An increase in return on assets is generally used as an indication of improving business fundamentals and would receive a higher ranking than a stock with a negative change in return on assets.

           o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.

   Step 2: The investment advisor then selects an equally-weighted portfolio of the 20 stocks with the best overall combined ranking on the two factors for The Dow(R) Target Dividend Strategy. In the event of a tie, the stock with the better price-to-book ratio is selected.

   Companies which, as of the applicable stock selection date, Dow Jones has announced will be removed from The Dow Jones U.S. Select Dividend Index(SM), or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Index(SM) within 30 days from the selection date, are removed from the universe of securities from which the Fund's stocks are selected.

   The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

   Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategy in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

   The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in The Dow Jones U.S. Index, a broad-based index representative of approximately 95% of U.S. equity securities by market capitalization.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

   FINANCIAL SERVICES COMPANIES RISK: The Fund may invest in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

   UTILITY COMPANIES RISK: The Fund invests in utility companies. Utility companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities.

   SMALLER COMPANY RISK: The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or

--------------------------------------------------------------------------------
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
--------------------------------------------------------------------------------

financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE SUMMARY

   The bar chart below shows the Fund's annual total return for the last six calendar years since the Fund's inception. The table below shows the Fund's average annual total return for the past calendar year, five years and since the Fund's inception, as applicable. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a specialized securities market index with a similar investment objective as that of the Fund and a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.


                  CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                  Performance Year           Total Return
                  ----------------           ------------
                  2006                           18.1%
                  2007                            1.1%
                  2008                          -40.5%
                  2009                           14.1%
                  2010                           16.5%
                  2011                            6.0%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended September 30, 2009          33.39%
Worst Quarter:          Quarter Ended March 31, 2009             -29.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                                                 SINCE FUND
                                                                                                 INCEPTION
                                                                          1 YEAR     5 YEARS     (5/2/2005)
                                                                          ------     -------     ----------
The Dow(R) Target Dividend Portfolio                                        6.01%     -3.26%       -0.18%
The Dow Jones U.S. Select Dividend Index(SM) (reflects no
   deduction for fees, expenses, or taxes)                                 12.42%     -0.66%        3.00%
S&P 500(R) Index (reflects no deduction for fees, expenses, or taxes)       2.11%     -0.25%        3.33%


MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

--------------------------------------------------------------------------------
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The Global Dividend Target 15 Portfolio (the "Fund") seeks to provide above-average total return.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        0.69%
                                                                          ------
     Total Annual Fund Operating Expenses                                  1.54%
     Fee Waivers and Expense Reimbursement(1)                              0.07%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $472             $826            $1,822

Portfolio Turnover
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), follows a disciplined investment strategy that invests primarily in the common stocks of the companies which are components of the DJIA(SM), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index. The Fund primarily consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), FT Index and Hang Seng Index, respectively, that have the highest dividend yields in the respective index as of the close of business on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

   Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy in relatively equal amounts. At that time, the percentage relationship among the

--------------------------------------------------------------------------------
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategy in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

   The DJIA(SM) consists of the stocks of 30 U.S. companies. The stocks included in the DJIA(SM) are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

   The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of British industry and commerce. This index is an unwatched average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

   The Hang Seng Index, as of March 31, 2012, consisted of 48 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (the "Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   NON-U.S. AND EMERGING MARKETS INVESTMENT RISK: The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; fluctuations of currency exchange rates; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging markets countries.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

   UNITED KINGDOM RISK: Because the Fund invests a significant portion of its assets in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

   HONG KONG RISK: Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and especially the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

   SMALLER COMPANY RISK: The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

--------------------------------------------------------------------------------
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

   FINANCIAL SERVICES COMPANIES RISK: The Fund may invest in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

PERFORMANCE SUMMARY
   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.

                  CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                  Performance Year           Total Return
                  ----------------           ------------
                  2002                          -14.7%
                  2003                           34.1%
                  2004                           25.4%
                  2005                           10.2%
                  2006                           38.4%
                  2007                           13.3%
                  2008                          -42.8%
                  2009                           41.1%
                  2010                            9.7%
                  2011                           -7.5%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended June 30, 2009               46.86%
Worst Quarter:          Quarter Ended December 31, 2008          -25.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                              1 YEAR     5 YEARS     10 YEARS
                                                              ------     -------     --------
Global Dividend Target 15 Portfolio                           -7.49%      -1.47%       7.35%
MSCI Developed Markets World Index (reflects no deduction
   for fees, expenses, or taxes)                              -5.54%      -2.36%       3.62%


MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

--------------------------------------------------------------------------------
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                           S&P(R) TARGET 24 PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The S&P(R) Target 24 Portfolio (the "Fund") seeks to provide above-average total return.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        0.96%
                                                                          ------
     Total Annual Fund Operating Expenses                                  1.81%
     Fee Waivers and Expense Reimbursement(1)                              0.34%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $502             $915            $2,069

Portfolio Turnover
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 161% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

   To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), follows a disciplined investment strategy of investing primarily in the common stocks of 24 companies included in the Standard & Poor's 500 Index ("S&P 500(R) Index") as of the close of business on or about the applicable stock selection date.

   The Fund primarily consists of a portfolio of 24 common stocks selected each year through the following three-step process:

   Step 1: All of the economic sectors in the S&P 500(R) Index are ranked by market capitalization and the eight largest sectors are selected.

   Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

           Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

--------------------------------------------------------------------------------
                           S&P(R) TARGET 24 PORTFOLIO
--------------------------------------------------------------------------------

           Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

           Factor 3: Bullish interest indicator, which is measured over the trailing 12 months by subtracting the number of shares traded in months in which the stock price declined from the number of shares traded in months in which the stock price rose and dividing the resulting number by the total number of shares traded over the 12-month period. Those stocks with a high bullish interest indicator achieve better rankings.

   Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for the Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

   Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategy in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

   The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500(R) Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index with each stock's weight in the index proportionate to its market value.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally susceptible to additional market risk.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

PERFORMANCE SUMMARY

   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                           S&P(R) TARGET 24 PORTFOLIO
--------------------------------------------------------------------------------


                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                    Performance Year           Total Return
                    ----------------           ------------
                    2002                          -14.6%
                    2003                           24.1%
                    2004                           13.7%
                    2005                            4.2%
                    2006                            2.9%
                    2007                            4.1%
                    2008                          -27.9%
                    2009                           13.8%
                    2010                           19.3%
                    2011                            8.6%


                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended September 30, 2010          16.51%
Worst Quarter:          Quarter Ended September 30, 2002         -18.86%


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                          1 YEAR     5 YEARS     10 YEARS
                                                                          ------     -------     --------
S&P(R) Target 24 Portfolio(1)                                              8.56%       2.05%       3.63%
S&P 500(R) Index (reflects no deduction for fees, expenses, or taxes)      2.11%      -0.25%       2.92%

-------------------

1 Effective April 30, 2002, the Fund's primary investment strategy was changed. The performance figures included for the period prior to April 30, 2002 reflect the performance of the Fund using its prior investment strategy.

MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

--------------------------------------------------------------------------------
                           S&P(R) TARGET 24 PORTFOLIO
--------------------------------------------------------------------------------

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                         NASDAQ(R) TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The NASDAQ(R) Target 15 Portfolio (the "Fund") seeks to provide above-average total return.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        1.16%
                                                                          ------
     Total Annual Fund Operating Expenses                                  2.01%
     Fee Waivers and Expense Reimbursement(1)                              0.54%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $523             $980            $2,248

Portfolio Turnover
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

   To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), follows a disciplined investment strategy of investing primarily in the common stocks of 15 companies selected from the stocks included in the NASDAQ-100 Index(R) as of the close of business on or about the applicable stock selection date.

   The Fund primarily consists of a portfolio of 15 common stocks selected each year through the following multi-step process from the stocks included in the NASDAQ-100 Index(R) as of the close of business on or about the applicable stock selection date:

   Step 1: The investment advisor selects the stocks which are components of the NASDAQ-100 Index(R) and numerically ranks them by 12-month price appreciation (best (1) to worst (100)).

   Step 2: The investment advisor then numerically ranks the stocks by 6-month price appreciation.

   Step 3: The investment advisor ranks the stocks by their return on assets.

--------------------------------------------------------------------------------
                         NASDAQ(R) TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

   Step 4: The investment advisor then numerically ranks the stocks based on their cash flow per share to stock price. Step 5: The investment advisor adds up the numerical ranks achieved by each company in the above steps and selects the 15 stocks with the lowest sums. In the event of a tie, the stock with the higher 6-month price momentum is selected.

   Each year, on or about the stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 7.5% of the portfolio on or about the stock selection date. The securities will be adjusted on a proportional basis to accommodate this constraint. On the applicable stock selection date, the percentage relationship among the number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategy in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

   The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market(R) based on market capitalization. The index is calculated based on a modified capitalization-weighted methodology. The NASDAQ Stock Market(R) lists approximately 5,000 companies and trades more shares per day than any other major U.S. market.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally susceptible to additional market risk.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   NON-U.S. INVESTMENT RISK: The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; fluctuations of currency exchange rates; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

   CONSUMER DISCRETIONARY COMPANIES RISK: The Fund invests in consumer discretionary companies which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

   INFORMATION TECHNOLOGY COMPANIES RISK: The Fund invests in information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

--------------------------------------------------------------------------------
                         NASDAQ(R) TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.


                  CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                  Performance Year           Total Return
                  ----------------           ------------
                  2002                          -26.2%
                  2003                           36.0%
                  2004                           -2.7%
                  2005                            3.3%
                  2006                            8.9%
                  2007                           21.7%
                  2008                          -50.9%
                  2009                           16.9%
                  2010                           30.4%
                  2011                            1.3%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended September 30, 2010          23.59%
Worst Quarter:          Quarter Ended December 31, 2008          -23.52%


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                             1 YEAR     5 YEARS     10 YEARS
                                                                             ------     -------     --------
NASDAQ(R) Target 15 Portfolio                                                 1.29%      -1.58%       0.15%
NASDAQ-100 Index(R) (reflects no deduction for fees, expenses, or taxes)      3.68%       6.07%       4.26%

MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

--------------------------------------------------------------------------------
                         NASDAQ(R) TARGET 15 PORTFOLIO
--------------------------------------------------------------------------------

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The First Trust Target Focus Four Portfolio (the "Fund") seeks to provide above-average capital appreciation.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        1.23%
                                                                          ------
     Total Annual Fund Operating Expenses                                  2.08%
     Fee Waivers and Expense Reimbursement(1)                              0.71%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.37%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.37% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.37% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $139             $511             $984            $2,294

Portfolio Turnover
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

   The Fund seeks to achieve its objective by investing in the common stocks of companies that are selected by applying the following four separate uniquely specialized strategies according to the following weightings (the "Focus Four Strategy"): The Dow(R) Target Dividend Strategy (30%); Value Line(R) Target 25 Strategy (30%); S&P Target SMid 60 Strategy (30%); and NYSE(R) International Target 25 Strategy (10%).

   The Dow(R) Target Dividend Strategy ranks all 100 stocks contained in The Dow Jones U.S. Select Dividend Index(SM) on or about the applicable stock selection date by change in return on assets over the last 12 months and price-to-book ratio. An approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors is selected. Companies which, as of the applicable stock selection date, Dow Jones has announced will be removed from The Dow Jones U.S. Select Dividend Index(SM), are removed from the universe of securities from which stocks for this strategy are selected.

--------------------------------------------------------------------------------
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
--------------------------------------------------------------------------------

   The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in The Dow Jones U.S. Index, a broad-based index representative of approximately 95% of U.S. equity securities by market capitalization.

   The Value Line(R) Target 25 Strategy is determined by starting with the universe of 100 stocks which Value Line(R) on or about the stock selection date gives its #1 ranking for Timeliness(TM) (stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange are not eligible for the portfolio). The stocks are ranked based on (i) 12-month and 6-month price appreciation; (ii) return on assets; and (iii) price to cash flow. The 25 stocks with the lowest sums are selected. The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise approximately less than 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

   The Value Line(R) Investment Survey is a comprehensive source of information and advice on approximately 1,700 stocks, more than 90 industries, the stock market and the economy. The universe of 1,700 stocks accounts for approximately 95% of the market capitalization of all stocks traded on a U.S. exchange and contains certain Canadian stocks. Of these approximately 1,700 stocks, only 100 are given its #1 ranking for Timeliness(TM), which measures Value Line(R)'s view of their probable price performance during the next 6 to 12 months relative to the others.

   S&P Target SMid 60 Strategy contains mid-cap and small-cap value stocks. The strategy selects stocks with a combination of value (price to cash flow) and growth (change in return on assets and recent momentum) factors. They are selected by identifying the 100 stocks from the S&P MidCap 400 Index and 150 stocks from the S&P SmallCap 600 Index with the lowest, but positive, price-to-book ratio. The remaining stocks are ranked on price to cash flow; 12 month change in return on assets; and 3 month price appreciation. Any stock with a market capitalization of less than $250 million or an average daily trading volume of less than $250,000 is eliminated. The 30 stocks from each index with the best overall ranking on the three factors are selected for the portfolio. The stocks selected from the S&P MidCap 400 Index are given approximately twice the weight of the stocks selected from the S&P SmallCap 600 Index.

   The S&P SmallCap 600 Index measures the performance of the small-cap U.S. stock market by choosing 600 domestic stocks on the basis of market capitalization, liquidity and industry group representation.

   The S&P MidCap 400 Index measures the performance of the mid-cap U.S. stock market by choosing 400 domestic stocks on the basis of market capitalization, liquidity and industry group representation.

   NYSE(R) International Target 25 Strategy gives investors exposure to large foreign value stocks. The strategy begins with the stocks that comprise the NYSE International 100 Index(R) on or about the applicable security selection date. These stocks are screened for liquidity with companies with average daily trading volume below $300,000 for the prior three months not eligible. Each stock is ranked on price-to-book ratio and price to cash flow. An equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors is selected.

   The NYSE International 100 Index(R) is comprised of 100 of the largest non-U.S. stocks traded on the NYSE based on market capitalization.

   To select stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), generally invests in a portfolio of securities based on the Focus Four Strategy. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

   Each year, on or about the annual stock selection date (December 31), the Fund expects to invest in the securities determined by the Focus Four Strategy. At that time, the percentage relationship among the number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategies in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

--------------------------------------------------------------------------------
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
--------------------------------------------------------------------------------

   SMALLER COMPANY RISK: The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

   NON-U.S. INVESTMENT RISK: The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; fluctuations of currency exchange rates; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

PERFORMANCE SUMMARY
   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.


                  CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                  Performance Year           Total Return
                  ----------------           ------------
                  2002                          -36.9%
                  2003                           37.0%
                  2004                           11.4%
                  2005                            0.6%
                  2006                            4.0%
                  2007                            5.7%
                  2008                          -43.8%
                  2009                           28.8%
                  2010                           19.0%
                  2011                          -10.9%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended June 30, 2003               24.62%
Worst Quarter:          Quarter Ended December 31, 2008          -25.58%

--------------------------------------------------------------------------------
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                          1 YEAR     5 YEARS     10 YEARS
                                                                          ------     -------     --------
First Trust Target Focus Four Portfolio(1)                                -10.91%     -4.11%       -2.00%
S&P 500(R) Index (reflects no deduction for fees, expenses, or taxes)       2.11%     -0.25%        2.92%

-------------------

1 Effective November 19, 2007, the Fund's primary investment strategy was changed. The performance figures included for the periods prior to November 19, 2007 reflect the performance of the Fund using its prior investment strategy.

MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                       VALUE LINE(R) TARGET 25 PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

   The Value Line(R) Target 25 Portfolio (the "Fund") seeks to provide above-average capital appreciation.

FEES AND EXPENSES OF THE FUND

   The following table describes the fees and expenses that you may pay if you buy and hold interests of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by Prudential. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load)                                        None
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

     Management Fees                                                       0.60%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        0.96%
                                                                          ------
     Total Annual Fund Operating Expenses                                  1.81%
     Fee Waivers and Expense Reimbursement(1)                              0.34%
                                                                          ------
     Total Annual Fund Operating Expenses After Fee Waivers
     and Expense Reimbursement                                             1.47%

-------------------

1 The advisor has agreed to limit fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 1.47% of its average daily net assets per year at least until December 31, 2013. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 1.47% of its average daily net assets per year. The agreement may be terminated by the Company on behalf of the Fund at any time and by the advisor only after December 31, 2013 upon 60 days' written notice.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods shown (whether you redeemed your interests or not) and assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until December 31, 2013. The example does not take into account contract level fees of the variable annuity policies offered by Prudential. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

           1 YEAR           3 YEARS          5 YEARS         10 YEARS
           ------           -------          -------         --------
            $150             $502             $915            $2,069

Portfolio Turnover
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

   The Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. The Value Line(R) Investment Survey is a comprehensive source of information and advice on approximately 1,700 stocks, more than 90 industries, the stock market and the economy. The universe of 1,700 stocks accounts for approximately 95% of the market capitalization of all stocks traded on a U.S. exchange and contains certain Canadian stocks. Of these approximately 1,700 stocks, only 100 are given its #1 ranking for Timeliness(TM), which measures Value Line(R)'s view of their probable price performance during the next 6 to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. To select the stocks for the Fund, the investment advisor, First Trust Advisors L.P. ("First Trust"), follows a disciplined investment strategy of investing primarily in the

--------------------------------------------------------------------------------
                       VALUE LINE(R) TARGET 25 PORTFOLIO
--------------------------------------------------------------------------------

common stocks of 25 companies selected from the stocks that receive Value Line's #1 ranking for Timeliness(TM) as of the close of business on or about the applicable stock selection date.

   The Fund primarily consists of a portfolio of 25 common stocks selected each year through the following multi-step process from the stocks that receive Value Line(R)'s #1 ranking for Timeliness(TM) as of the close of business on or about the applicable stock selection date:

   Step 1: The investment advisor starts with the 100 stocks which Value
           Line(R) on or about the stock selection date gives its #1 ranking for Timeliness(TM).

   Step 2: The investment advisor ranks these stocks based on 12-month and 6-month price appreciation (best (1) to worst (100)).

   Step 3: The investment advisor ranks the stocks for profitability by their return on assets.

   Step 4: The investment advisor ranks the stocks based on their price to cash flow.

   Step 5: The investment advisor adds up the numerical ranks achieved by each company in the above steps and selects the 25 eligible stocks with the lowest sums. Stocks of financial companies, as defined by S&P's Global Industry Classification Standard ("GICS"), and the stocks of companies whose shares are not listed on a U.S. securities exchange, are not eligible for the portfolio. In the event of a tie, the stock with the greatest 6-month price appreciation is selected.

   The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

   Each year, on or about the stock selection date (December 31), the Fund expects to invest in the securities determined by the strategy. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 7.5% of the portfolio on or about the stock selection date. The securities will be adjusted on a proportional basis to accommodate this constraint. On the applicable stock selection date, the percentage relationship among the number of shares of each issuer held by the Fund is established. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the strategy in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

PRINCIPAL RISKS

   You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   MARKET RISK: The principal risk of investing in the Fund is market risk. Market risk is the risk that a particular stock in the Fund, the Fund itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Interests are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

   INVESTMENT STRATEGY RISK: The Fund is exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations or financial performance and the securities may be issued by companies concentrated in a particular industry. The Fund's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

   SMALLER COMPANY RISK: The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

   NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

   CONSUMER DISCRETIONARY COMPANIES RISK: The Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

--------------------------------------------------------------------------------
                       VALUE LINE(R) TARGET 25 PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

   The bar chart below shows the Fund's annual total return for each of the last ten calendar years. The table below shows the Fund's average annual total return for the past calendar year, five years and ten years. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. The performance figures provided below do not reflect the deduction of any charges that are imposed under a variable annuity contract, such as mortality and expense risk charges, separate account charges, and sales charges, or the effect of taxes. If these amounts were reflected, returns would be less than those shown. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.


                  CALENDAR YEAR TOTAL RETURNS AS OF 12/31

                  Performance Year           Total Return
                  ----------------           ------------
                  2002                          -42.9%
                  2003                           40.9%
                  2004                           21.6%
                  2005                           19.7%
                  2006                            2.9%
                  2007                           18.2%
                  2008                          -54.8%
                  2009                            7.1%
                  2010                           30.4%
                  2011                          -24.7%

                               PERFORMANCE YEARS

FOR THE YEARS SHOWN IN THE BAR CHART:
Best Quarter:           Quarter Ended December 31, 2004           24.92%
Worst Quarter:          Quarter Ended September 30, 2008         -35.24%


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2011
----------------------------------------------------

                                                                            1 YEAR     5 YEARS     10 YEARS
                                                                            ------     -------     --------
Value Line(R) Target 25 Portfolio(1)                                        -24.66%     -10.89%      -3.82%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)       1.03%       1.01%       3.54%

-------------------

1 Effective April 30, 2002, the Fund's primary investment strategy was changed. The performance figures included for the period prior to April 30, 2002 reflect the performance of the Fund using its prior investment strategy.

MANAGEMENT

   Investment Advisor
   First Trust

   Portfolio Managers
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust. Messrs. Carey, Erickson, McGarel and Testin have served on the Investment Committee since April 2005; Mr. Lindquist has served since August 2005.

PURCHASE AND SALE OF FUND SHARES

   Interests of the Fund are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Fund in accordance with variable account allocation instructions received from owners of the policies.

--------------------------------------------------------------------------------
                       VALUE LINE(R) TARGET 25 PORTFOLIO
--------------------------------------------------------------------------------

   Individual investors may not purchase or redeem interests in the Fund directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

TAX INFORMATION

   The Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund interests and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ON THE FUNDS' INVESTMENT STRATEGIES

   To select securities for the Funds, other than the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio, First Trust primarily follows a disciplined investment strategy that invests in the common stocks determined by the strategy. The portfolio of each Fund is adjusted annually on or about the Funds' annual stock selection date of December 31, in accordance with the applicable investment strategy. On or about the annual stock selection date for a Fund, a percentage relationship among the number of shares of each issuer in the Fund will be established. When additional assets are deposited into the Fund, additional securities will be purchased in such numbers that reflect as nearly as practicable the percentage relationship of the number of shares of each issuer established on or about the annual stock selection date. First Trust will likewise attempt to replicate the percentage relationship of shares when selling securities for a Fund. The percentage relationship among the number of securities in a Fund should therefore, remain relatively stable. However, given the fact that the market price of such securities will vary throughout the year, the value of the securities of each of the companies as compared to the total assets of a Fund will fluctuate during the year, above and below the proportion established on the annual stock selection date. On or about the annual stock selection date for a Fund, new securities will be selected and a new percentage relationship will be established among the number of securities for the Fund.

   To select securities for the Target Managed VIP Portfolio, First Trust utilizes a model based on six specialized strategies. It will not necessarily maintain a particular percentage relationship among those securities. To select securities for the First Trust Target Focus Four Portfolio, First Trust utilizes a model based on four specialized strategies weighted pursuant to a set formula.

   It is generally not possible for First Trust to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it is usually impossible for a Fund to be 100% invested in the prescribed mix of securities at any given time. To the extent that a Fund is not fully invested, the interests of variable annuity policy owners may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, First Trust will generally try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a Fund are amounts expected to be deducted as expenses, amounts too small to purchase additional round lots of the securities and amounts held during the settlement of portfolio transactions.

INVESTMENT LIMITATIONS

   The Funds have adopted certain investment limitations (based on total assets) that cannot be changed without interest holder approval and are designed to limit your investment risk. Such limitations are described in the SAI.

HEDGING AND OTHER DEFENSIVE AND TEMPORARY INVESTMENT STRATEGIES

   Although the Funds have no present intentions to vary from their investment strategies, the Funds may invest up to 100% of their assets in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, a Fund may not be able to achieve its investment objective.

   First Trust may also use various investment strategies designed to hedge against changes in the value of securities a Fund owns or expects to purchase or to hedge against interest rate changes and to hedge against currency fluctuations during the settlement of portfolio transactions. These hedging strategies include using financial futures contracts, options, options on financial futures, non-U.S. currency forward contracts or stock index options. The ability of a Fund to benefit from options and futures is largely dependent on First Trust's ability to use such strategies successfully. A Fund could lose money on futures transactions or an option could expire worthless.

   Each Fund's investment objective may not be changed without interest holder approval. The above investment policies may be changed by the Board of Trustees without interest holder approval unless otherwise noted in this prospectus or the SAI.

TARGET MANAGED VIP PORTFOLIO STRATEGIES

   The Target Managed VIP Portfolio invests in the common stocks of certain companies which are identified by applying a model based on six uniquely specialized strategies: the European Target 20 Strategy; the Target Small-Cap Strategy; The Dow(R) DART 5 Strategy; The NASDAQ(R) Target 15 Strategy; the S&P(R) Target 24 Strategy; and the Value Line(R) Target 25 Strategy.

   European Target 20 Strategy.

   The European Target 20 Strategy is determined as follows:

   Step 1: The investment advisor ranks the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield.

   Step 2: First Trust selects the 20 highest dividend-yielding stocks and, for those stocks that are directly listed on a U.S. exchange or represented by American Depositary Receipts and have sufficient liquidity, includes such directly listed stocks or American Depositary Receipts for the European Target 20 Strategy. To the extent any of these 20 stocks are not directly listed on a U.S. exchange or represented by American Depositary Receipts, the percentage that would have been allocated to such stock(s) is allocated on a pro rata basis to the remaining securities in the European Target 20 Strategy.

   Target Small-Cap Strategy.

   The Target Small-Cap Strategy is determined as follows:

   Step 1: The investment advisor selects the stocks of all U.S. corporations which trade on the New York Stock Exchange ("NYSE"), the NYSE Amex or the NASDAQ Stock Market(R) ("NASDAQ") (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts).

   Step 2: The investment advisor then selects companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

   Step 3: The investment advisor next selects stocks with positive three-year sales growth.

   Step 4: From there the investment advisor selects those stocks whose most recent annual earnings (based on the trailing 12-month period) are positive.

   Step 5: The investment advisor eliminates any stock whose price has appreciated by more than 75% in the last 12 months.

   Step 6: The investment advisor then selects the 40 stocks with the greatest price appreciation in the last 12 months and weights them on a relative market capitalization basis.

   For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation.

   The Dow(R) DART 5 Strategy.

   The Dow(R) DART 5 Strategy is determined as follows:

   Step 1: The investment advisor ranks all 30 stocks contained in the DJIA(SM) by the sum of their dividend yield and buyback ratio on or about the applicable stock selection date.

   Step 2: The investment advisor then selects the ten stocks with the highest combined dividend yields and buyback ratios.

   Step 3: The investment advisor ranks these ten stocks based on the one-year change in return on assets with the top five being selected for the portfolio on an approximately equal weighting.

   The NASDAQ(R) Target 15 Strategy.

   The NASDAQ(R) Target 15 Strategy is determined as follows:

   Step 1: The investment advisor selects the stocks which are components of the NASDAQ-100 Index(R) and numerically ranks them by 12-month price appreciation (best (1) to worst (100)).

   Step 2: The investment advisor then numerically ranks the stocks by 6-month price appreciation.

   Step 3: The investment advisor ranks the stocks by their return on assets.

   Step 4: The investment advisor then numerically ranks the stocks based on their cash flow per share to stock price.

   Step 5: The investment advisor adds up the numerical ranks achieved by each company in the above steps and selects the 15 stocks with the lowest sums. In the event of a tie, the stock with the higher 6-month price momentum is selected.

   The stocks which comprise the NASDAQ(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise approximately less than 1% or 25% or more of the NASDAQ(R) Target 15 Strategy portion of the portfolio on or about the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

   S&P(R) Target 24 Strategy.

   The S&P(R) Target 24 Strategy is determined as follows:

   Step 1: All of the economic sectors in the S&P 500(R) Index are ranked by market capitalization and the eight largest sectors are selected.

   Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

           Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

           Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

           Factor 3: Bullish interest indicator, which is measured over the trailing 12 months by subtracting the number of shares traded in months in which the stock price declined from the number of shares traded in months in which the stock price rose and dividing the resulting number by the total number of shares traded over the 12-month period. Those stocks with a high bullish interest indicator achieve better rankings.

   Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for the Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

   Value Line(R) Target 25 Strategy.

   The Value Line(R) Target 25 Strategy is determined as follows:

   Step 1: The investment advisor starts with the 100 stocks which Value Line(R) on or about the stock selection date gives its #1 ranking for Timeliness(TM).

   Step 2: The investment advisor ranks these stocks based on 12-month and 6-month price appreciation (best (1) to worst (100)).

   Step 3: The investment advisor ranks the stocks for profitability by their return on assets.

   Step 4: The investment advisor ranks the stocks based on their price to cash flow.

   Step 5: The investment advisor adds up the numerical ranks achieved by each company in the above steps and selects the 25 eligible stocks with the lowest sums. Stocks of financial companies, as defined by S&P's Global Industry Classification Standard ("GICS"), and the stocks of companies whose shares are not listed on a U.S. securities exchange are not eligible for the portfolio. In the event of a tie, the stock with the greatest 6-month price appreciation is selected.

   The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise approximately less than 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO STRATEGIES

   The First Trust Target Focus Four Portfolio invests in the common stocks of certain companies that are identified by applying a model based on the following four uniquely specialized strategies according to the following weightings:

                 FOCUS FOUR STRATEGY                        WEIGHTS
                 The Dow(R) Target Dividend Strategy          30%
                 Value Line(R) Target 25 Strategy             30%
                 S&P Target SMid 60 Strategy                  30%
                 NYSE(R) International Target 25 Strategy     10%

   The Dow(R) Target Dividend Strategy.

   The Dow(R) Target Dividend Strategy contains some of the most widely traded of the market's highest-yielding stocks. The strategy selects stocks with good value (low price-to-book ratio) and signs of growth (change in return on assets) from The Dow Jones U.S. Select Dividend Index(SM). These factors allow the strategy to select an equally-weighted portfolio of high dividend paying value companies that have future growth potential.

   The investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. First Trust follows a disciplined investment strategy that invests primarily in the 20 common stocks from The Dow Jones U.S. Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio as of the close of business on or about the applicable stock selection date. Specifically, this investment strategy consists of the following steps:

   Step 1: The investment advisor ranks all 100 stocks contained in The Dow
           Jones U.S. Select Dividend Index(SM) on or about the applicable stock selection date (best (1) to worst (100)) by:

            o Change in return on assets over the last 12 months. An increase in return on assets is generally used as an indication of improving business fundamentals and would receive a higher ranking than a stock with a negative change in return on assets.

            o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.

   Step 2: The investment advisor then selects an equally-weighted portfolio of the 20 stocks with the best overall combined ranking on the two factors for The Dow(R) Target Dividend Strategy. In the event of a tie, the stock with the better price-to-book ratio is selected.

   Companies which, as of the applicable stock selection date, Dow Jones has announced will be removed from The Dow Jones U.S. Select Dividend Index(SM), or that are likely to be removed, based on Dow Jones' selection criteria, from the Dow Jones U.S. Select Dividend Index(SM) within 30 days from the selection date, are removed from the universe of securities from which the Fund's stocks are selected.

   Value Line(R) Target 25 Strategy.

   The Value Line(R) Target 25 Strategy is determined as follows:

   Step 1: The investment advisor starts with the 100 stocks which Value Line(R) on or about the stock selection date gives its #1 ranking for Timeliness(TM).

   Step 2: The investment advisor ranks these stocks based on 12-month and 6-month price appreciation (best (1) to worst (100)).

   Step 3: The investment advisor ranks the stocks for profitability by their return on assets.

   Step 4: The investment advisor ranks the stocks based on their price to cash flow.

   Step 5: The investment advisor adds up the numerical ranks achieved by each company in the above steps and selects the 25 eligible stocks with the lowest sums. Stocks of financial companies, as defined by S&P's Global Industry Classification Standard ("GICS"), and the stocks of companies whose shares are not listed on a U.S. securities exchange are not eligible for the portfolio. In the event of a tie, the stock with the greatest 6-month price appreciation is selected.

   The stocks which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise approximately less than 1% or more than 25% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

   S&P Target SMid 60 Strategy.

   S&P Target SMid 60 Strategy gives an investor exposure to mid-cap and small-cap value stocks. The S&P Target SMid 60 Strategy stocks are determined as follows:

   Step 1: The investment advisor begins with the stocks that comprise the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") on or about the applicable stock selection date.

   Step 2: The investment advisor ranks the stocks in each index by price-to-book value and select the best quartile from each index--100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price-to-book ratio.

   Step 3: The investment advisor ranks each stock on three equally-weighted factors:

            o     Price to cash flow;

            o     12-month change in return on assets; and

            o     3-month price appreciation.

   Step 4: The investment advisor eliminates any registered investment companies, limited partnerships, business development companies and any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000.

   Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the S&P Target SMid 60 Strategy. In the event of a tie, the stock with the better price to cash flow ratio is selected.

   Step 6: The stocks selected from the S&P MidCap 400 are given approximately twice the weight of the stocks selected from the S&P SmallCap 600, taking into consideration that only whole shares will be purchased.

   NYSE(R) International Target 25 Strategy.

   NYSE(R) International Target 25 Strategy gives investors exposure to large-cap foreign value stocks. The NYSE(R) International Target 25 Strategy stocks are determined as follows:

   Step 1: The investment advisor begins with the stocks that comprise the NYSE
           International 100 Index(SM) on or about the applicable stock selection date. The index consists of the 100 largest non-U.S. stocks trading on the NYSE.

   Step 2: The investment advisor ranks each stock on two equally-weighted factors:

            o     Price-to-book; and

            o     Price to cash flow.

           Lower, but positive, price-to-book and price to cash flow ratios are generally used as an indication of value.

   Step 3: The investment advisor screens for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

   Step 4: The investment advisor purchases an approximately equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors, taking into consideration that only whole shares will be purchased. In the event of a tie, the stock with the better price-to-book ratio is selected.

FUND INVESTMENTS

Equity Securities
   Each Fund invests primarily in equity securities. Eligible equity securities include common stocks; warrants to purchase common stocks; and securities convertible into common stocks, such as convertible bonds and debentures. In addition, the Funds may invest in equity securities of non-U.S. issuers, including depositary receipts that represent non-U.S. common stocks deposited with a custodian.

Short-Term Investments
   Each Fund may invest in cash equivalents or other short-term investments including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

Futures and Options
   Each Fund may use various investment strategies designed to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate or currency exchange rate changes. The instruments used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities
   Each Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

Disclosure of Portfolio Holdings
   A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is included in the Funds' SAI.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

   Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

Non-U.S. Securities Risk.
   In addition to the risks described above in "Principal Risks -- Non-U.S. Investment Risk," or "Principal Risks -- Non-U.S. and Emerging Markets Investment Risk," as applicable, an investment in securities of non-U.S. companies involves risk not associated with domestic issuers. Non-U.S. countries may impose higher withholding taxes on dividends and interest than the United States. Non-U.S. countries may also impose limitations on the use of or transfer of portfolio assets. Enforcing legal rights may be more difficult, expensive and time consuming in non-U.S. countries, and investors may force unique problems enforcing claims against non-U.S. governments.

Emerging Markets Risk.
   In addition to the risks described above in "Principal Risks -- Non-U.S. and Emerging Markets Investment Risk" for the Global Dividend Target 15 Portfolio, an investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

Currency Risk.
   Because each Fund's net asset value ("NAV") is determined on the basis of U.S. dollars and certain Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of such Fund's holdings goes up. Changes in currency exchange rates may affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of a Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's non-U.S. holdings whose value is tied to the affected non-U.S. currency.

Issuer Specific Changes Risk.
   The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Passive Investment Risk.
   The Funds are not actively managed. Each Fund invests in securities selected by following a unique investment strategy or strategies regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Intellectual Property Risk.
   Each Fund relies on a license that permits such Fund to use the associated trade names, trademarks and/or service marks (the "Intellectual Property") in connection with the name and/or investment strategies of a Fund. Such license may be terminated by the owners of the Intellectual Property and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the owners of the Intellectual Property have all rights to license the Intellectual Property to First Trust for use by each Fund. Accordingly, in the event the license is terminated or the owners of the Intellectual Property do not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.

FLUCTUATION OF NET ASSET VALUE

   The NAV of Shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NASDAQ(R). First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION

   Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FUND ORGANIZATION

   Each Fund is a series of First Defined Portfolio Fund, LLC (the "Company"), a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is treated as a separate mutual fund with its own investment objective and policies. The Company is organized as a Delaware limited liability company. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Company's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent. Board members are elected by holders of the Company's membership interests.

   Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in "membership interests." The Funds are not offered directly to the public. Interests of the Funds are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies issued by Prudential. Account B is the sole member of the Company. Variable annuity owners of Account B who have policy values allocated to any of the Funds have indirect rights in such Fund's interests.

   The Funds seek their investment objectives by investing their assets primarily in accordance with a particular investment strategy. The Funds' portfolios are generally adjusted annually to reflect the strategies' most recent selections. Each Fund generally invests its assets based on an investment strategy or strategies but may under-weight, over-weight or exclude certain securities that would otherwise be selected in certain limited instances including: the bankruptcy of the issuer; a legal question or impediment is affecting the security; or an issue has arisen calling into question the viability of the issuer.

FUND MANAGEMENT

   The overall management of the business and affairs of the Funds is the responsibility of the Board of the Company. First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

   First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust and Chairman of the Board of the Company. First Trust discharges its responsibilities subject to the policies of the Board.

   First Trust serves as advisor or sub-advisor to 14 mutual fund portfolios, 4 exchange-traded funds consisting of 69 series and 12 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), some of which have investment strategies that are substantially similar to those of the Funds. FTP, 120 East Liberty Drive, Wheaton, Illinois 60187, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Funds' interests.

   There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel and Roger F. Testin. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Messrs. Lindquist, Carey, Erickson, McGarel and Testin have held their current positions with First Trust for the past five years. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of interests of the Funds.

Fees and Expenses
   For providing management services, each Fund pays First Trust an annual fund management fee of 0.60% of average daily net assets. For the most recent fiscal year ended December 31, 2011, the Funds paid the following amounts to First Trust (after fee waivers and expense reimbursements): Target Managed VIP Portfolio-0.38% of average daily net assets; The Dow(R) DART 10 Portfolio-0.11% of average daily net assets; The Dow(R) Target Dividend Portfolio-0.49% of average daily net assets; Global Dividend Target 15 Portfolio-0.53% of average daily net assets; S&P(R) Target 24 Portfolio-0.26% of average daily net assets; NASDAQ(R) Target 15 Portfolio-0.06% of average daily net assets; First Trust Target Focus Four Portfolio-0.00% of average daily net assets; and Value Line(R) Target 25 Portfolio-0.26% of average daily net assets. Information regarding the Board's approval of the investment advisory contract for the Funds is available in the annual report for the year ended December 31, 2010. Information regarding the Board's most recent approval of the investment advisory contract for the Funds will be available in the semi-annual report for the six-month period ending on June 30, 2012.

   Each Fund pays for its own operating expenses such as custodial, transfer agent, administrative, accounting and legal fees; brokerage commissions; service fees; licensing fees (if applicable); extraordinary expenses; and its portion of the Company's operating expenses. First Trust has agreed to limit fees and/or pay expenses to the extent necessary through December 31, 2013, to prevent a Fund's operating expenses (excluding interest expense, brokerage expenses and other trading expenses and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of each Fund (other than the First Trust Target Focus Four Portfolio, whose expense cap is 1.37% of average daily net assets). Expenses borne by First Trust are subject to reimbursement by a Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in a Fund's expenses exceeding the expense limitations in place at the time the fee was waived or the expense was incurred.

INVESTMENT IN FUND INTERESTS

   Interests of the Funds are sold only to Account B to fund the benefits of the variable annuity policies issued by Prudential. Account B purchases interests of the Funds in accordance with variable account allocation instructions received from owners of the policies. First Trust then uses the proceeds to buy securities for the Funds. Account B, as an interest holder, has an ownership interest in the Funds' investments.

   The Funds do not issue interest certificates. Individual investors may not purchase or redeem interests in the Funds directly; interests may be purchased or redeemed only through the policies. There are no minimum investment requirements. All investments in a Fund are credited to the interest holder's account in the form of full and fractional interests of the designated Fund (rounded to the nearest 1/1000 of a share). For a discussion of how policy owners may purchase Fund interests, please refer to the prospectus for Account
B. Owners of the policies may direct purchase or redemption instructions to Prudential at 1 Corporate Drive, Shelton, Connecticut 06484-0883 or by calling
(800) 752-6342.

   The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern time. See "Net Asset Value" for a discussion of how interests are priced.

REDEMPTION OF FUND INTERESTS

   Each Fund offers to buy back (redeem) interests of the Fund from Account B at any time at net asset value. Account B will redeem interests to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Funds are open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem interests, please refer to the prospectus for Account B.

   A Fund may suspend the right of redemption only under the following unusual circumstances:

      o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

      o when trading in the markets utilized is restricted, or when an emergency exists so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable; or

      o during any period when the Securities and Exchange Commission may permit.

DISTRIBUTIONS AND TAXES

Automatic Reinvestment
   All dividends payable by a Fund will be reinvested in the Fund.

Taxes and Tax Reporting
   The Company is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Company is part of the operations of Prudential and is not taxed separately. Each Fund does not intend to qualify as a "regulated investment company" under Subchapter M of the Code. For a discussion of the tax status of the variable annuity policy, please refer to the prospectus for Account B.

Internal Revenue Service Diversification Requirements
   The Funds have complied and intend to continue to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the status of the variable annuity policies issued by Account B under Section 817 of the Code. First Trust reserves the right to depart from the investment strategy of a Fund in order to meet these diversification requirements. See the SAI for more specific information.

RULE 12B-1 PLAN

   FTP serves as the selling agent and distributor of the Funds' interests. In this capacity, FTP manages the offering of the Funds' interests and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, each Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. Each Fund may spend up to 0.25% per year of its average daily net assets as a service fee. FTP uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owners' accounts, supplying information to policy owners, delivering Fund materials to policy owners, answering inquiries, and providing other personal services to policy owners. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than interest holders or policy owners, and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to interest holders and policy owners used in connection with the sale of interests. The Board of Trustees reserves the right to suspend payments under the 12b-1 Plan at any time.

   For the fiscal year ended December 31, 2011, all 12b-1 fees paid during the period were paid to Prudential for providing account services. Please see "Rule 12b-1 Plan" in the SAI for further details.

NET ASSET VALUE

   The price of Fund interests is based on a Fund's NAV per interest which is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. NAV is calculated for each Fund by dividing the value of the Fund's total assets, including accrued interest and dividends, less all liabilities, including accrued expenses and dividends declared but unpaid, by the total number of interests outstanding. The result, rounded to the nearest cent, is the NAV per interest. All valuations are subject to review by the Board of Trustees or its delegate.

   Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of the Company. Portfolio securities listed on any exchange other than the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

   Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Company's Board. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued at fair value according to procedures adopted by the Board. These securities generally include but are not limited to the following: restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. The use of fair value prices by a Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

   For Funds that hold securities that trade primarily on non-U.S. exchanges, the NAV of a Fund's interests may change on days when interest holders will not be able to purchase or redeem the Fund's interests.

FUND SERVICE PROVIDERS

   The Funds' transfer and dividend paying agent and shareholder services, fund accounting and administrative agent is BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 ("BNY"). BNY performs bookkeeping, data processing, accounting and administrative services for the operation of the Funds and the maintenance of shareholder accounts. Effective September 30, 2011, The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian of the assets of the Funds. Prior to September 30, 2011, BNY Mellon Investment Servicing Trust Company (formerly known as PFPC Trust Company) served as the Funds' custodian.

   Prudential performs certain administrative services for the Funds, Account B and the variable annuity policies. Each Fund pays an administrative fee of 0.30% of average daily net assets to cover expenses incurred by Prudential in connection with these services and First Trust pays an additional fee of 0.10% of average daily net assets to Prudential for administrative services performed for the Funds. For more information on the Funds' expenses, see the SAI.

SHAREHOLDER INQUIRIES

   All inquiries regarding the Funds should be directed to the applicable Fund, attention Secretary, at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187 or by calling (800) 621-1675.

MARKET TIMING

   The Funds are intended for long-term investment and discourage frequent trading or market timing. Due to the fact that all interests of each Fund are issued to, and redeemed from, Account B, it is difficult for a Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with Prudential that permits the Funds, or their designee, to receive certain identity and transaction information and requires Prudential to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Funds rely on Prudential to adopt policies and procedures with respect to transfers into or from Account B. The Funds have reviewed the market timing policies and procedures of Prudential and have determined that such policies are reasonably designed to prevent or detect market timing activity.

   Excessive trading in the Funds' interests can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Funds. However, the Funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund interests.

   Accordingly, the Funds have adopted a Market Timing Policy that seeks to balance the Funds' need to prevent excessive trading in Fund interests while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund interests.

DISCLAIMERS

* The "Dow Jones Industrial Average(SM)" and "The Dow Jones U.S. Select Dividend Index(SM)" are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"), and have been licensed for use. "Dow Jones(R)", "Dow Jones Industrial Average(SM)," "DJIA(SM)," "Dow Industrials(SM)," "Dow 30(SM)," "The Dow(R)," "The Dow Jones U.S. Select Dividend Index(SM)." "The Dow 10(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") licensed for use for certain purposes by Prudential and First Trust. The Funds, including, and in particular, the Target Managed VIP Portfolio, Dow(R) Dividend Portfolio and the DART 10 Portfolio, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates. Dow Jones, CME Indexes and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones', CME Indexes's and their respective affiliates' only relationship to Prudential and First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the "Dow Jones Industrial Average(SM)" and "The Dow Jones U.S. Select Dividend Index(SM)" which are determined, composed and calculated by CME Indexes without regard to Prudential, First Trust or the Funds. Dow Jones and CME Indexes have no obligation to take the needs of Prudential, First Trust or the owners of the Funds into consideration in determining, composing or calculating the "Dow Jones Industrial Average(SM)" and "The Dow Jones U.S. Select Dividend Index(SM)". Dow Jones, CME Indexes and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME Indexes and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by Prudential or First Trust, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the "Dow Jones Industrial Average(SM)" or "The Dow Jones U.S. Select Dividend Index(SM)". It is possible that this trading activity will affect the value of the "Dow Jones Industrial Average(SM)" or "The Dow Jones U.S. Select Dividend Index(SM)" and the Funds.

      DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE "DOW JONES INDUSTRIAL AVERAGE(SM)" AND "THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)" OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRUDENTIAL, FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE "DOW JONES INDUSTRIAL AVERAGE(SM)" AND "THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)" OR ANY DATA INCLUDED THEREIN. DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE "DOW JONES INDUSTRIAL AVERAGE(SM)" AND "THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)" OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME INDEXES OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME INDEXES, PRUDENTIAL AND FIRST TRUST, OTHER THAN THE LICENSORS OF CME INDEXES.

* The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, a subsidiary of Standard & Poor's Financial Services LLC ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio particularly or the ability of the S&P 500(R) Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to First Trust, the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. S&P has no obligation to take the needs of First Trust or the owners of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio into consideration in determining, composing or calculating the S&P 500(R) Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination for the prices and amount of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

      S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

* The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (including its affiliates) (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to First Trust (the "Licensee") is in the licensing of the NASDAQ(R), NASDAQ OMX(R), NASDAQ-100(R) and NASDAQ-100 Index(R) trademarks and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of a Fund.

      THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

* "NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such products. NYSE Group, Inc. has no relationship to the Funds or First Trust other than the licensing of NYSE International 100 Index(R) (the "NYSE Index") and its registered trademarks for use in connection with the Funds.

      NYSE Group, Inc. and its affiliates do not: (i) sponsor, endorse, sell or promote the Funds; (ii) recommend that any person invest in the Fund or any other securities; (iii) have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds; (iv) have any responsibility or liability for the administration, management or marketing of the Funds; or (v) consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the NYSE International 100 Index(R) or have any obligation to do so.

      NEITHER NYSE GROUP, INC. NOR ANY OF ITS AFFILIATES WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY, NYSE GROUP, INC. AND ITS AFFILIATES DO NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DISCLAIM ANY WARRANTY ABOUT: (I) THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNERS OF THE FUNDS OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE NYSE INDEX AND THE DATA INCLUDED IN THE NYSE INDEX; (II) THE ACCURACY OR COMPLETENESS OF THE NYSE INDEX AND ITS DATA; (III) THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE NYSE INDEX AND ITS DATA. NYSE GROUP, INC. AND ITS AFFILIATES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE NYSE INDEX OR ITS DATA. UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR. THE LICENSING AGREEMENT BETWEEN FIRST TRUST AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.

* Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust, the Funds or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. A Fund's results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash.

      VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR FREE. VLPI ALSO DOES NOT

      GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (i) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND OR (ii) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH A FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUNDS.

FINANCIAL HIGHLIGHTS

   The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with the Company's financial statements, is included in the annual report to shareholders dated December 31, 2011 and is incorporated by reference in the SAI, which is available without charge, upon request.


FINANCIAL HIGHLIGHTS

TARGET MANAGED VIP PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........          $9.53           $8.00           $7.08          $12.83          $11.72
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (a).............           0.05            0.07            0.06            0.08            0.07
Net realized and unrealized gain (loss)......          (0.21)           1.46            0.86           (5.83)           1.04
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............          (0.16)           1.53            0.92           (5.75)           1.11
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............          $9.37           $9.53           $8.00           $7.08          $12.83
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b).............................          (1.68)% (c)     19.13% (c)      12.99% (c)     (44.82)% (c)      9.47%
                                                   ==========      ==========      ==========      ==========      ==========




RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........        $20,013         $27,840         $31,149         $32,281        $174,134

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           1.69%           1.70%           1.66%           1.51%           1.35%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.35%

Ratio of net investment income (loss)
     to average net assets...................           0.55%           0.81%           0.82%           0.75%           0.53%

Portfolio turnover rate......................             89%            101%            111%            155%             88%

-------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS


THE DOW(R) DART 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........         $10.11           $8.66           $7.60          $10.63          $10.56
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (a).............           0.17            0.20            0.14            0.13            0.11
Net realized and unrealized gain (loss)......           0.61            1.25            0.92           (3.16)          (0.04)
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............           0.78            1.45            1.06          (3.03)            0.07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............         $10.89          $10.11           $8.66           $7.60          $10.63
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b) (c).........................           7.72%          16.74%          13.95%         (28.50)%          0.66%
                                                   ==========      ==========      ==========      ==========      ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........         $6,770          $6,797          $5,447          $7,081         $16,172

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           1.96%           2.09%           2.13%           1.81%           1.56%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.47%

Ratio of net investment income (loss)
     to average net assets...................           1.61%           2.24%           2.00%           1.42%           1.01%

Portfolio turnover rate......................             95%            104%            108%            105%             98%

-------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/09        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........          $9.32           $8.00           $7.01          $11.79          $11.66
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (a).............           0.28            0.24            0.18            0.28            0.25
Net realized and unrealized gain (loss)......           0.28            1.08            0.81           (5.06)          (0.12)
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............           0.56            1.32            0.99           (4.78)           0.13
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............          $9.88           $9.32           $8.00           $7.01          $11.79
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b).............................           6.01% (c)      16.50% (c)      14.12% (c)     (40.54)% (c)      1.12%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........        $21,741         $22,281         $22,557         $20,369         $82,900

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           1.58%           1.60%           1.67%           1.47%           1.36%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.36%

Ratio of net investment income (loss)
     to average net assets...................           2.92%           2.77%           2.83%           2.76%           2.06%

Portfolio turnover rate......................            107%            104%            109%            172%             83%

-------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........         $21.22          $19.34          $13.71          $23.96          $21.14
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (a)....................           0.71            0.52            0.11            0.72            0.60
Net realized and unrealized gain (loss)......          (2.30)           1.36            5.52          (10.97)           2.22
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............          (1.59)           1.88            5.63          (10.25)           2.82
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............         $19.63          $21.22          $19.34          $13.71          $23.96
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b).............................         (7.49)% (c)       9.72% (c)      41.06% (c)    (42.78)% (c)      13.34%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........        $24,602         $36,489         $46,885         $36,063        $173,741

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           1.54%           1.53%           1.53%           1.53%           1.39%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.39%

Ratio of net investment income to
     average net assets......................           3.39%           2.69%           0.71%           3.47%           2.56%

Portfolio turnover rate......................             47%            123%             84%            105%             60%

-------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS

S&P(R) TARGET 24 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........          $9.46           $7.93           $6.97           $9.66           $9.28
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss).................           0.02 (a)        0.04 (a)        0.07 (a)        0.01            0.04 (a)
Net realized and unrealized gain (loss)......           0.79            1.49            0.89           (2.70)           0.34
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............           0.81            1.53            0.96           (2.69)           0.38
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............         $10.27           $9.46           $7.93           $6.97           $9.66
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b) (c).........................           8.56%          19.29%          13.77%         (27.85)%          4.10%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........         $9,188          $9,496          $9,292          $7,758         $15,789

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           1.81%           1.95%           2.07%           1.83%           1.55%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.47%

Ratio of net investment income (loss)
     to average net assets...................           0.16%           0.46%           0.97%           0.10%           0.43%

Portfolio turnover rate......................            161%            135%            142%            202%            115%

-------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS

NASDAQ(R) TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........          $9.27           $7.11           $6.08          $12.38          $10.17
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment (loss) (a)....................          (0.10)           0.12           (0.04)          (0.07)          (0.04)
Net realized and unrealized gain (loss)......           0.22            2.04            1.07           (6.23)           2.25
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............           0.12            2.16            1.03           (6.30)           2.21
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............          $9.39           $9.27           $7.11           $6.08          $12.38
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b) (c).........................           1.29%          30.38%          16.94%         (50.89)%         21.73%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........         $4,403          $7,702          $2,821          $3,177         $11,316

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           2.01%           2.49%           2.93%           2.13%           1.76%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.47%

Ratio of net investment income (loss)
     to average net assets...................          (1.02)%          1.52%          (0.68)%         (0.79)%         (0.34)%

Portfolio turnover rate......................            127%            100%            194%            181%            161%

-------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08      12/31/07 (a)
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........          $4.95           $4.16           $3.23           $5.75           $5.44
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (b).............           0.04            0.04            0.03            0.07            0.09
Net realized and unrealized gain (loss)......          (0.58)           0.75            0.90           (2.59)           0.22
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............          (0.54)           0.79            0.93           (2.52)           0.31
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............          $4.41           $4.95           $4.16           $3.23           $5.75
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (c) (d).........................         (10.91)%         18.99%          28.79%         (43.83)%          5.70%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........         $7,006         $10,715         $11,204          $4,708         $12,708
Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           2.08%           2.01%           2.29%           2.97%           1.92%

Ratio of operating expenses to average
     net assets..............................           1.37%           1.37%           1.37%           1.37%           1.37%

Ratio of net investment income (loss)
     to average net assets...................           0.79%           0.95%           0.92%           1.40%           1.54%

Portfolio turnover rate......................            124%            110%             81%            248%            130%

-------------------

(a) Effective November 19, 2007, the Fund changed its name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

FINANCIAL HIGHLIGHTS


VALUE LINE(R) TARGET 25 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    12/31/11        12/31/10        12/31/09        12/31/08        12/31/07
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period.........          $3.73           $2.86           $2.67           $5.91           $5.00
                                                   ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) (a).............          (0.04)          (0.03)          (0.02)          (0.01)          (0.02)
Net realized and unrealized gain (loss)......          (0.88)           0.90            0.21           (3.23)           0.93
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations.............          (0.92)           0.87            0.19           (3.24)           0.91
                                                   ----------      ----------      ----------      ----------      ----------
Net asset value, end of period...............          $2.81           $3.73           $2.86           $2.67           $5.91
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN (b).............................         (24.66)% (c)     30.42% (c)       7.12% (c)     (54.82)% (c)     18.20%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).........         $7,135         $12,602         $11,211         $15,186         $43,998

Ratio of operating expenses to average net
     assets without fee waivers and expenses
     reimbursed..............................           1.81%           1.83%           1.80%           1.51%           1.41%

Ratio of operating expenses to average
     net assets..............................           1.47%           1.47%           1.47%           1.47%           1.41%

Ratio of net investment income (loss)
     to average net assets...................         (1.10)%         (0.82)%         (0.63)%         (0.22)%         (0.37)%

Portfolio turnover rate......................            129%            103%            119%            142%            110%

--------------------------------------------------------------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       FIRST DEFINED PORTFOLIO FUND, LLC

                          TARGET MANAGED VIP PORTFOLIO

                          THE DOW(R) DART 10 PORTFOLIO

                      THE DOW(R) TARGET DIVIDEND PORTFOLIO

                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO

                           S&P(R) TARGET 24 PORTFOLIO

                         NASDAQ(R) TARGET 15 PORTFOLIO

                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

                       VALUE LINE(R) TARGET 25 PORTFOLIO

--------------------------------------------------------------------------------

   Several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The SAI and the prospectus are intended for use in connection with variable annuity policies offered by Prudential Annuities Life Assurance Corporation. Call the Funds at (800) 621-1675 for shareholder inquiries or to request a free copy of the SAI, the annual and semi-annual reports or for other Fund information. The Funds' SAI and their annual and semi-annual reports are also available, free of charge, on the Funds' website at http://www.ftportfolios.com.

   You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Funds, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.

--------------------------------------------------------------------------------

                       First Defined Portfolio Fund, LLC
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                                 (800) 621-1675
                              www.ftportfolios.com










                                                           SEC File #: 333-72447
                                                                       811-09235

                      STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2012

                       FIRST DEFINED PORTFOLIO FUND, LLC

                          TARGET MANAGED VIP PORTFOLIO
                          THE DOW(R) DART 10 PORTFOLIO
                      THE DOW(R) TARGET DIVIDEND PORTFOLIO
                      GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                           S&P(R) TARGET 24 PORTFOLIO
                         NASDAQ(R) TARGET 15 PORTFOLIO
                    FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                       VALUE LINE(R) TARGET 25 PORTFOLIO

      This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than the information set forth in the prospectus for the series (each, a "Fund" and collectively, the "Funds") of First Defined Portfolio Fund, LLC (the "Company") and should be read in conjunction with the prospectus for the Funds dated April 30, 2012. The series of the Company are comprised of Target Managed VIP Portfolio (the "Target Managed VIP Portfolio"), The Dow(R) DART 10 Portfolio (the "DART 10 Portfolio"), The Dow(R) Target Dividend Portfolio (the "Dow(R) Dividend Portfolio"), Global Dividend Target 15 Portfolio (the "Global Target Portfolio"), S&P(R) Target 24 Portfolio (the "S&P(R) Target Portfolio"), NASDAQ(R) Target 15 Portfolio (the "NASDAQ(R) Target Portfolio"), First Trust Target Focus Four Portfolio (the "Target Focus Four Portfolio") and Value Line(R) Target 25 Portfolio (the "Value Line(R) Target Portfolio"). The prospectus may be obtained without charge by writing to the Company at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.



                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................3

INVESTMENT STRATEGIES.......................................................5

INVESTMENT RISKS...........................................................18

LICENSING ARRANGEMENTS.....................................................27

DESCRIPTIONS OF INDICES....................................................28

FUND MANAGEMENT............................................................36

CODE OF ETHICS.............................................................46

PROXY VOTING POLICIES AND PROCEDURES.......................................47

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................47

INVESTMENT ADVISORY AND OTHER SERVICES.....................................47

RULE 12B-1 PLAN............................................................54

BROKERAGE ALLOCATIONS......................................................56

MARKET TIMING POLICY.......................................................58

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS..........................58

VOTING RIGHTS AND GENERAL FUND INFORMATION.................................59

PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS............................60

PERFORMANCE................................................................63

ADDITIONAL INFORMATION.....................................................69

FINANCIAL STATEMENTS.......................................................69


      The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Report dated December 31, 2011. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on February 29, 2012. The financial statements from such Annual Report are incorporated herein by reference and are available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.

                        GENERAL INFORMATION AND HISTORY

      The Company is a non-diversified, open-end, management investment company organized as a Delaware limited liability company on January 8, 1999. Currently, the Company has eight series authorized and outstanding. Each series of the Company represents membership interests (the "Interests") in a separate portfolio of securities and other assets, with its own objective and policies. Effective April 30, 2002, The Dow(R) Target 5 Portfolio, S&P(R) Target 10 Portfolio and First Trust Internet Portfolio changed their names to the Target Managed VIP Portfolio, S&P(R) Target 24 Portfolio and Value Line(R) Target 25 Portfolio, respectively. Effective May 2, 2005, the Global Target 15 Portfolio changed its name to the Global Dividend Target 15 Portfolio. Effective November 19, 2007, the First Trust 10 Uncommon Values Portfolio changed its name to the First Trust Target Focus Four Portfolio. Interests of the Funds are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by Prudential Annuities Life Assurance Corporation ("Prudential").

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objectives and certain policies of the Funds. The following supplements the information contained in the prospectus concerning the investment objectives and policies of the Funds.

      Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting Interests of the Fund:

             (1) A Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

             (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided, that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

             (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

             (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

             (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

             (7) A Fund may not pledge, mortgage or hypothecate any of its assets except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

             (8) A Fund may invest more than 25% of its assets in the securities of issuers in any single industry if the applicable investment strategy for the Fund selects securities in a manner that results in such a concentration. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

      The foregoing fundamental policies and the investment objective of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting Interests of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting Interests represented at a meeting at which more than 50% of the outstanding Interests are represented; or (ii) more than 50% of the outstanding voting Interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting Interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting Interests of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting Interests of any other Fund affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting Interests.

      In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

      See "Summary Information-Principal Risks" for each Fund in the prospectus for a discussion of the risks associated with a concentration of a Fund's holdings in a given industry.

                             INVESTMENT STRATEGIES

      Under normal circumstances, each Fund will invest at least 80% of the total assets of the Fund in the particular type of investments or in accordance with the Fund's investment strategy, if applicable, suggested by the Fund's name. Fund Interest holders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

      Warrants: Each Fund may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

      Securities Lending: Each Fund may also lend portfolio securities to broker-dealers and financial institutions to realize additional income. A Fund will not lend its portfolio securities or other assets, if as a result, more than 33-1/3% of the Fund's total assets, including collateral received, would be lent to broker-dealers or other parties. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking-to-market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. Securities loaned by a Fund remain subject to fluctuations in market value. A Fund may pay reasonable finders, custodian and administrative fees in connection with a loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the Funds' investment advisor, First Trust Advisors L.P. ("First Trust"), to be of good standing.

      During the period that a Fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A Fund may also incur expenses in enforcing its rights. If a Fund has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

      Delayed-Delivery Transactions: Each Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

      Each Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

      Illiquid Securities: Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight for such determinations. With respect to Rule 144A Securities, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Money Market Funds: Each Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

      Temporary Investments: Each Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less. The use of temporary investments is not a part of a principal investment strategy of the Funds.

      Short-term debt securities are defined to include, without limitation, the following:

             (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by the Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

             (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon.

      On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor, and the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, extended this increased coverage permanently. Certificates of deposit purchased by the Funds may not be fully insured.

             (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Fund may only invest in commercial paper rated A-1 or higher by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

      The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is bought and sold during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs and expenses. The portfolio turnover rates for the fiscal years ended December 31, 2010 and December 31, 2011 for the Funds are set forth below.

                                            PORTFOLIO TURNOVER RATE

                                      FISCAL YEAR ENDED      FISCAL YEAR ENDED
                 FUND                 DECEMBER 31, 2011      DECEMBER 31, 2010

   Target Managed VIP Portfolio              89%                   101%
   DART 10 Portfolio                         95%                   104%
   Dow(R)  Dividend Portfolio               107%                   104%
   Global Target Portfolio                   47%                   123%
   S&P(R) Target Portfolio                  161%                   135%
   NASDAQ(R) Target Portfolio               127%                   100%
   Target Focus Four Portfolio              124%                   110%
   Value Line(R) Target Portfolio           129%                   103%

      For the fiscal year ended December 31, 2011, the portfolio turnover rate for the Global Target Portfolio was 47%; this amount is significantly less than the fiscal year ended December 31, 2010, when the Fund had a turnover rate of 123%. The decrease in portfolio turnover for the Fund in 2011 was due to a decrease in the net assets of the Fund and a decrease in the amount of trading in the Fund. Between 2010 and 2011, the average monthly net assets of the Fund declined from $39 million to $31 million, or a decline of 26%. In addition, between 2010 and 2011, sales of the Fund declined from $58.5 million to $23.0 million, or a decline of 154.4%. Also, the number of trades declined from 32 trades in 2010 to 19 trades in 2011.

HEDGING STRATEGIES

General Description of Hedging Strategies

      Each Fund may engage in hedging activities. First Trust may cause a Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Funds.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Company has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of a Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

      On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, mav affect the ability of the Company, on behalf of the Funds, to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. If a Fund were no longer able to claim the exclusion, First Trust would be required to register as a "commodity pool operator," and such Fund and First Trust would be subject to regulation under the Commodity Exchange Act.

      The foregoing limitations are non-fundamental policies of a Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

      A Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, The NASDAQ(R) Stock Market ("NASDAQ(R)") and the Philadelphia Stock Exchange.

      A Fund's use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Funds.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

      Each Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). Each Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures

Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

      The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily NAV, each Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on their margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

      Each Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      A Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

      As with investments in Futures Contracts, each Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. Each Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "FUTURES CONTRACTS." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Non-U.S. Currency Transactions

      The Funds may engage in non-U.S. currency forward contracts, options, and futures transactions. Such Funds may enter into non-U.S. currency transactions for hedging and other permissible risk management purposes only. Non-U.S. currency Futures and options contracts are traded in the U.S. on regulated exchanges such as the Chicago Mercantile Exchange, the Mid-America Commodities Exchange, and the Philadelphia Stock Exchange. If the Funds invest in a currency Futures or options contract, they must make a margin deposit to secure performance of such contract. With respect to investments in currency Futures Contracts, the Funds may also be required to make variation margin deposits because the value of Futures Contracts fluctuates from purchase to maturity. In addition, the Funds may earmark or segregate assets to cover their Futures Contracts obligations.

NON-U.S. INVESTMENTS

Indirect Non-U.S Investment-Depositary Receipts

      The Funds may invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"), or other securities representing indirect ownership Interests in the securities of non-U.S. issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European and other markets. For purposes of a Fund's investment policies, ADRs, EDRs, and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs, and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR, or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs, and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. issuers.

      Other types of depositary receipts include American Depositary Shares ("ADSs"), Global Depositary Certificates ("GDCs"), and International Depositary Receipts ("IDRs"). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer's home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Direct Non-U.S. Investments

      The Funds may invest directly in the securities of non-U.S. issuers. In consideration of whether to invest in the securities of a non-U.S. company, First Trust considers such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the U.S. and those within other countries. First Trust also considers factors relating to the general economic, government, and social conditions of the country or countries where the company is located.

      Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of government actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in non-U.S. markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Description of Funds

      As described in the Funds' prospectus, the portfolio of the Target Managed VIP Portfolio consists primarily of common stocks that are identified by applying six uniquely specialized strategies on or about December 31 of each year (the "Stock Selection Date"): The Dow(R) DART 5 Strategy, the European Target 20 Strategy, The NASDAQ(R) Target 15 Strategy, the S&P(R) Target 24 Strategy, the Target Small-Cap Strategy, and the Value Line(R) Target 25 Strategy. The portfolio of the DART 10 Portfolio consists primarily of the common stocks of the ten companies in the Dow Jones Industrial Average(SM) ("DJIA") that have the highest combined dividend yields and buyback ratios on or about the Stock Selection Date. The Dow(R) Dividend Portfolio consists primarily of the common stock of the 20 stocks from The Dow Jones U.S. Select Dividend Index(SM) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio on or about the Stock Selection Date. The portfolio of the Global Target Portfolio consists primarily of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index, respectively, that have the highest dividend yields in each respective index on or about the Stock Selection Date. The portfolio of the S&P(R) Target Portfolio consists primarily of the common stocks of 24 companies selected from the stocks included in the Standard & Poor's 500(R) Index ("S&P 500 Index") annually on or about the Stock Selection Date. The portfolio of the Target Focus Four Portfolio consists primarily of common stocks that are identified by applying four uniquely specialized Strategies on or about the Stock Selection Date: The Dow(R) Target Dividend Strategy, the Value Line(R) Target 25 Strategy, the S&P Target SMid 60 Strategy and the NYSE(R) International Target 25 Strategy. The NASDAQ(R) Target Portfolio consists primarily of the common stocks of fifteen companies selected from the stocks included in the NASDAQ-100 Index(R) on or about the Stock Selection Date. The portfolio of the Value Line(R) Target Portfolio consists primarily of the common stocks of 25 companies selected from the stocks that receive Value Line's #1 ranking for TimelinessTM annually on or about the Stock Selection Date. Each year, as discussed in the prospectus, the portfolio of each Fund is adjusted in accordance with its investment strategy. See "Summary Information-Principal Investment Strategies" for each Fund in the prospectus for a more detailed description of each Fund's investment strategy.

      The dividend yield for each equity security contained in the DART 10 Portfolio and the securities based on the DJIA in the Target Managed VIP Portfolio and the Global Target Portfolio is calculated by annualizing the last quarterly dividend or using the latest annual dividend and dividing the results by the market value of such equity security on or about the Stock Selection Date. Depending on an equity's dividend policy,the yield for each equity security listed on the FT Index or the Hang Seng Index in the Global Target Portfolio is calculated by, annualizing the last quarterly dividend, adding together the interim and final dividends or using the latest annual dividend declared and dividing the result by the market value of such equity security on or about the Stock Selection Date. The publishers of the S&P 500(R) Index, FT Index and the Hang Seng Index are not affiliated with First Trust and have not participated in the creation of the Funds or the selection of the equity securities included therein. There is, of course, no guarantee that the objective of any Fund will be achieved.

      Any changes in the components of any of the respective indices or in the composition of the stocks listed on the NYSE, NYSE Arca, Inc. or NASDAQ(R) made after the respective Stock Selection Date will not cause a change in the identity of the common stocks included in the applicable Fund, including any additional equity securities deposited thereafter until the next Stock Selection Date when the portfolio of each Fund will be adjusted in accordance with its investment strategy.

      Investors should note that each Fund's investment criteria is applied and will in the future be applied to the equity securities selected for inclusion in the Fund as of the applicable Stock Selection Date. Additional equity securities which were originally selected through this process may be purchased throughout the year, as investors may continue to invest in the Fund, even though the yields on these equity securities may have changed subsequent to the previous Stock Selection Date. These equity securities may no longer be included in the index, or may not meet a Fund's selection criteria at that time, and therefore, such equity securities would no longer be chosen for inclusion in the Fund if the selection process were to be performed again at that time. Accordingly, the equity securities selected and the percentage relationship among the number of shares will not change for purchases or sales by a Fund until the next annual Stock Selection Date.

Insurance Law Restrictions

      In connection with the Company's agreement to sell Interests of the Funds to Account B, Prudential and First Trust may enter into agreements, required by certain state insurance departments, under which First Trust may agree to use its best efforts to assure and to permit Prudential to monitor each Fund for compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, Prudential would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Company's operations.

                                INVESTMENT RISKS

Overview

      An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by a Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in a Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by such Fund. The equity securities held in a Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

      First Trust shall not be liable in any way for any default, failure or defect in any equity security held in a Fund's portfolio.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Liquidity Risk

      Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities held in a Fund may be sold to meet transfers, partial withdrawals or surrenders or to implement a strategy on or about each stock selection date and the value of a Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Non-Diversification

      Each Fund is classified as "non-diversified" under the 1940 Act. As a result, a Fund is limited as to the percentage of its assets which may be invested in securities of any one issuer only by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). Because a Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests. For example, an investment in the DART 10 Portfolio may subject an investor to additional risk due to the relative lack of diversity in its portfolio since the portfolio contains only ten stocks. Therefore, the DART 10 Portfolio may be subject to greater market risk than other funds which may contain a more diversified portfolio of securities. A Fund is not designed to be a complete investment program for an investor. Variable annuity policy owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their policy assets.

Small Capitalization Companies

      Certain of the equity securities in the Funds may be small cap company stocks. While historically small cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

      The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Litigation

      At any time litigation may be instituted on a variety of grounds with respect to the common stock held by the Funds. A Fund is unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

      In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to a Fund and its interest holders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

             (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING NON-U.S. CURRENCIES

      (1) Currency Risks. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation, and other economic and political conditions. Although each Fund values its assets daily in U.S. dollars, a Fund may not convert its holdings of non-U.S. currencies to U.S. dollars daily. A Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies. Funds may engage in non-U.S. currency exchange transactions in connection with its portfolio investments. A Fund will conduct its non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts.

      (2) Forward Non-U.S. Currency Exchange Contracts. The Funds may enter into forward non-U.S. currency exchange contracts. Forward non-U.S. currency exchange contracts may limit potential gains that could result from a positive change in such currency relationships. First Trust believes that it is important to have the flexibility to enter into forward non-U.S. currency exchange contracts whenever it determines that it is in a Fund's best interest to do so. The Funds will not speculate in non-U.S. currency exchange. The Funds will not enter into forward currency exchange contracts or maintain a net exposure in such contracts that they would be obligated to deliver an amount of non-U.S. currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that First Trust believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Funds will not enter into forward non-U.S. currency exchange contracts with a term longer than one year.

      (3) Non-U.S. Currency Options. A non-U.S. currency option provides the option buyer with the right to buy or sell a stated amount of non-U.S. currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on non-U.S. currency generally rises in value if the underlying currency appreciates in value, and a put option on a non-U.S. currency generally rises in value if the underlying currency depreciates in value. Although purchasing a non-U.S. currency option can protect the Fund against an adverse movement in the value of a non-U.S. currency, the option will not limit the movement in the value of such currency. For example, if a Fund held securities denominated in a non-U.S. currency that was appreciating and had purchased a non-U.S. currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if a Fund entered into a contract to purchase a security denominated in a non-U.S. currency and, in conjunction with that purchase, purchased a non-U.S. currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire, in the spot market, the amount of non-U.S. currency needed for settlement.

      (4) Special Risks Associated with Non-U.S. Currency Options. Buyers and sellers of non-U.S. currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with non-U.S. currency options. The markets in non-U.S. currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of First Trust, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on non-U.S. currencies are affected by all of the same factors that influence non-U.S. exchange rates and investments generally. The value of a non-U.S. currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a non-U.S. security. Because non-U.S. currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of non-U.S. currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in non-U.S. currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

      (5) Non-U.S. Currency Futures Transactions. By using non-U.S. currency Futures Contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward non-U.S. currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward non-U.S. currency exchange contracts.

      (6) Special Risks Associated with Non-U.S. Currency Futures Contracts and Related Options. Buyers and sellers of non-U.S. currency Futures Contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with non-U.S. currency Futures Contracts and their use as a hedging device similar to those associated with options on currencies, as described above. Options on non-U.S. currency Futures Contracts may involve certain additional risks. Trading options on non-U.S. currency Futures Contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on non-U.S. currency Futures Contracts unless and until, in the opinion of First Trust, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying non-U.S. currency Futures Contracts. Compared to the purchase or sale of non-U.S. currency Futures Contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on Futures Contracts would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

NON-U.S. ISSUER RISKS

      Since certain of the portfolio securities included in the Funds may consist of common stocks of non-U.S. issuers, an investment in such Funds involves certain investment risks that are different in some respects from an investment in a fund which invests entirely in common stocks of domestic issuers. These investment risks include the possible imposition of future political or government restrictions which might adversely affect the payment or receipt of dividends on the relevant portfolio securities, the possibility that the financial condition of the issuers of the portfolio securities may become impaired or that the general condition of the relevant stock market may deteriorate, the limited liquidity and relatively small market capitalization of the relevant securities market, the imposition of expropriation or confiscatory taxation, economic uncertainties, the lack of the quantity and quality of publicly available information concerning the non-U.S. issuers as such issuers are generally not subject to the same reporting and accounting requirements as domestic issuers, and the effect of non-U.S. currency devaluations and fluctuations in the value of the common stocks and dividends of non-U.S. issuers in terms of U.S. dollars. In addition, fixed brokerage commissions and other transaction costs on non-U.S. securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States.

      On the basis of the best information available to First Trust at the present time, none of the portfolio securities in such Funds are currently subject to exchange control restrictions under existing law which would materially interfere with payment to such Funds of dividends due on, or proceeds from the sale of, the non-U.S. portfolio securities. The adoption of such restrictions or other legal restrictions could adversely impact the marketability of the non-U.S. portfolio securities and may impair the ability of a Fund to satisfy its obligation to redeem shares or could cause delays or increase the costs associated with the purchase and sale of the non-U.S. portfolio securities and correspondingly affect the price of its shares.

      The purchase and sale of the non-U.S. portfolio securities may be made in non-U.S. securities markets. Although First Trust does not believe that the Funds will encounter obstacles in acquiring or disposing of the non-U.S. portfolio securities, investors should be aware that in certain situations it may not be possible to purchase or sell a non-U.S. portfolio security in a timely manner for any number of reasons, including lack of liquidity in the relevant market, the unavailability of a seller or purchaser of the non-U.S. portfolio securities, and restrictions on such purchases or sales by reason of federal securities laws or otherwise. An investment in such Funds will also be subject to the risks of currency fluctuations associated with investments in non-U.S. equity securities trading in non-U.S. currencies.

      Certain of the equity securities in the Funds may be in ADR or GDR form. ADRs and GDRs (collectively, the "Depositary Receipts") may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the terms ADR and GDR generally include ADSs and GDCs, respectively.

      Depositary Receipts may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the Depositary Receipts holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues Depositary Receipts generally charges a fee, based on the price of the Depositary Receipts, upon issuance and cancellation of the Depositary Receipts. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the Depositary Receipts than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from the application of the tax laws of one nation to nationals of another and from certain practices in the Depositary Receipts market may also exist with respect to certain Depositary Receipts. In varying degrees, any or all of these factors may affect the value of the Depositary Receipts compared with the value of the underlying shares in the local market. In addition, the rights of holders of Depositary Receipts may be different than those of holders of the underlying shares, and the market for Depositary Receipts may be less liquid than that for the underlying shares. Depositary Receipts are registered securities pursuant to the 1933 Act and may be subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act").

      For the equity securities that are Depositary Receipts, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic shares and, as a result, are likely to affect the value of the Depositary Receipts and consequently the value of the equity securities. The non-U.S. issuers of securities that are Depositary Receipts may pay dividends in non-U.S. currencies which must be converted into U.S. dollars. Most non-U.S. currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in Depositary Receipt form) whose earnings are stated in non-U.S. currencies, or which pay dividends in non-U.S. currencies or which are traded in non-U.S. currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar non-U.S. exchange rates for the relevant currencies.

ADDITIONAL FUND RISKS

      Certain equity securities selected for the Funds may have attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or Exchange. The equity securities may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the equity securities will change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the equity securities will be maintained or that share prices will not decline further during the life of the Funds, or that the equity securities will continue to be included in the respective indices or Exchanges. Investing in stocks with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a Fund's objective will be achieved or that a Fund will provide for capital appreciation in excess of such Fund's expenses. Because of the contrarian nature of such Funds and the attributes of the common stocks, which caused inclusion in the portfolio, such Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, each of the strategies have underperformed their respective index or indices in certain years.

      Equity securities in a Fund from time to time may be sold under certain circumstances described in the prospectus or herein. Each Fund, however, is not actively managed and equity securities in a Fund will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation or if the equity securities no longer meet the criteria by which they were selected for a Fund. However, equity securities will be sold on or about each annual Stock Selection Date in accordance with a Fund's stock selection strategy.

      License Termination Risk. Certain of the Funds rely on licenses from third parties that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Funds. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name or the licensed investment strategy. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the affected Fund.

                             LICENSING ARRANGEMENTS

      The licensing arrangement with Value Line Publishing, Inc. is described below. A description of other licensing arrangements can be found in the "Descriptions of Indices" section.

LICENSING ARRANGEMENTS WITH VALUE LINE PUBLISHING, INC.

      "Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Funds. The Target Managed VIP Portfolio, the First Trust Target Focus Four Portfolio and the Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the First Trust Target Focus Four Portfolio or the Value Line(R) Target 25 Portfolio.

      Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line(R) TimelinessTM Ranking System (the "System"), which is composed by VLPI without regard to First Trust, the Funds or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. A Fund's results may differ from the hypothetical or published results of the Value Line(R) TimelinessTM Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash.

      VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (i) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND; OR (ii) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH A FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUNDS.

                            DESCRIPTIONS OF INDICES

      Certain Funds invest in stocks included in the DJIA, The Dow Jones U.S. Select Dividend Index(SM), the FT Index, the Hang Seng Index, the NASDAQ-100 Index(R), and the S&P 500(R) Index. The following is a description of these indices.

THE DOW JONES INDUSTRIAL AVERAGE(SM)

      The DJIA was first published in The Wall Street Journal in 1896 and has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg) Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time for any reason. Any changes in the components of the DJIA made after the Stock Selection Date will not generally cause a change in the identity of the equity securities involved in the applicable Fund, including any equity securities deposited in a Fund, except when the Fund is periodically adjusted.

THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)

      The Dow Jones U.S. Select Dividend Index(SM) universe consists of all dividend-paying companies in The Dow Jones U.S. Index that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60%, and a three month average daily trading volume of 200,000 shares. The Dow Jones U.S. Index is a rules-governed, broad-market benchmark that represents approximately 95% of U.S. market capitalization.

      The following criteria are used to select securities for the index:

              1. Issues are ranked in descending order of indicated annual yield, defined as a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

              2. Any current component stock with a three-month average daily trading volume of less than 100,000 shares is deemed ineligible for selection.

              3. All remaining current component stocks rated 200 and above are selected to the index.

              4. Stocks that are not current components are added to the index until the component count reaches 100.

      A company's weight in the index is based on its indicated annual dividend. In the event of a stock split affecting a component company, weighting factors are adjusted to keep the component weights in the index constant.

      The index composition is reviewed annually in December. Historical selections for 1992 through 1999 were conducted based on closing prices and indicated dividends as of year end. For 2000 through 2002, selections were conducted on the Monday following the third Friday of December. Beginning with the December 2003 review, selections have been made based on indicated annual dividends as of the last trading day in November. Changes are implanted at the opening of trading on the Monday following the third Friday of December.

      Under the following circumstances, a component stock is immediately removed from the index, independent of the annual review.

      o The component company is affected by a corporate action such as a delisting or bankruptcy.

      o     The component company eliminates its dividend.

      o The component company lowers but does not eliminate its dividend, and its new yield is less than that of the lowest yielding noncomponent on the latest monthly selection list.

      A component stock that is removed from the index as the result of an extraordinary deletion is immediately replaced by the next-highest ranked stock by indicated annual yield as of the most recent annual review. The new stock is added to the index at a weight commensurate with its own indicated annual dividend.

      The component company that is removed from The Dow Jones U.S. Index (the index universe) during the course of the year because of a reduction in market capitalization remains in The Dow Jones U.S. Select Dividend Index(SM) until the next annual review.

      The "Dow Jones Industrial Average(SM)" and "The Dow Jones U.S. Select Dividend Index(SM)" are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"), and have been licensed for use. "Dow Jones(R)", "Dow Jones Industrial Average(SM)," "DJIASM," "Dow IndustrialsSM," "Dow 30SM," "The Dow(R)," "The Dow Jones U.S. Select Dividend Index(SM)." "The Dow 10SM" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") licensed for use for certain purposes by Prudential and First Trust. The Funds, including, and in particular, the Target Managed VIP Portfolio, Dow(R) Dividend Portfolio and the DART 10 Portfolio, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates. Dow Jones, CME Indexes and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones', CME Indexes' and their respective affiliates' only relationship to Prudential and First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the "Dow Jones Industrial Average(SM)" and "The Dow Jones U.S. Select Dividend Index(SM)" which are determined, composed and calculated by CME Indexes without regard to Prudential, First Trust or the Funds. Dow Jones and CME Indexes have no obligation to take the needs of Prudential, First Trust or the owners of the Funds into consideration in determining, composing or calculating the "Dow Jones Industrial Average(SM)" and "The Dow Jones U.S. Select Dividend Index(SM)". Dow Jones, CME Indexes and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME Indexes and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by Prudential or First Trust, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the "Dow Jones Industrial Average(SM)" or "The Dow Jones U.S. Select Dividend Index(SM)". It is possible that this trading activity will affect the value of the "Dow Jones Industrial Average(SM)" or "The Dow Jones U.S. Select Dividend Index(SM)" and the Funds.

      DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE "DOW JONES INDUSTRIAL AVERAGE(SM)" AND "THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)" OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRUDENTIAL, FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE "DOW JONES INDUSTRIAL AVERAGE(SM)" AND "THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)" OR ANY DATA INCLUDED THEREIN. DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE "DOW JONES INDUSTRIAL AVERAGE(SM)" AND "THE DOW JONES U.S. SELECT DIVIDEND INDEX(SM)" OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME INDEXES OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME INDEXES, PRUDENTIAL AND FIRST TRUST, OTHER THAN THE LICENSORS OF CME INDEXES.

THE FINANCIAL TIMES INDUSTRIAL ORDINARY SHARE INDEX

      The FT Index began as the Financial News Industrial Ordinary Share Index in London in 1935 and became the Financial Times Industrial Ordinary Share Index in 1947. The Financial Times Industrial Ordinary Share Index is calculated by FTSE International Ltd. ("FTSE"). All copyright in the index constituent list vests in FTSE. The FT Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies, which are highly capitalized, major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the FT Index are made entirely by the editors of The Financial Times without consultation with the companies, stock exchange or any official agency. Most substitutions have been the result of mergers or because of poor share performance, but from time to time, changes may be made to achieve a better representation. The components of the FT Index may be changed at any time for any reason.

THE HANG SENG INDEX

      The Hang Seng Index was first published in 1969 and, as of March 31, 2012, consisted of 48 of the stocks currently listed on the Stock Exchange of Hong Kong Ltd. (the "Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations.

      Except as described herein or in the prospectus, neither the publishers of the S&P 500 Index, DJIA, FT Index nor the Hang Seng Index have granted the Funds, Prudential, or First Trust a license to use their respective index. The Funds are not designed so that prices will parallel or correlate with the movements in any particular index or a combination thereof and it is expected that their prices will not parallel or correlate with such movements. The publishers of the S&P 500 Index, DJIA, FT Index and the Hang Seng Index have not participated in any way in the creation of the Funds or in the selection of stocks in the Funds and have not approved any information related thereto.

THE NASDAQ-100 INDEX(R)

      The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market(R) based on market capitalization. The index is calculated based on a modified capitalization weighted methodology.

      The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. (including its affiliates) (NASDAQ OMX, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio. The Corporations make no representation or warranty, express or implied to the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100(R) Index to track general stock market performance. The Corporations' only relationship to First Trust (the "Licensee") is in the licensing of the NASDAQ(R), NASDAQ OMX(R), NASDAQ-100(R) and NASDAQ-100 Index(R) trademarks and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Funds. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the NASDAQ(R) Target 15 Portfolio or the Target Managed VIP Portfolio or any of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of a Fund.

      THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH

RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE NYSE INTERNATIONAL 100 INDEX(R)

      The NYSE International 100 Index(R) is comprised of 100 of the largest non-U.S. stocks traded on the New York Stock Exchange based on market capitalization.

      "NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such products. NYSE Group, Inc. has no relationship to the Funds or First Trust other than the licensing of NYSE International 100 Index(R) (the "NYSE Index") and its trademarks for use in connection with the Funds.

      NYSE Group, Inc. and its affiliates do not: (i) sponsor, endorse, sell or promote the Funds; (ii) recommend that any person invest in the Fund or any other securities; (iii) have any responsibility or liability for or make any decisions about the timing, amount or pricing of Funds; (iv) have any responsibility or liability for the administration, management or marketing of the Funds; or (v) consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the NYSE International 100 Index(R) or have any obligation to do so.

     ==========================================================================
     NEITHER NYSE GROUP, INC. NOR ANY OF ITS AFFILIATES WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY, NYSE GROUP, INC. AND ITS AFFILIATES DO NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DISCLAIM ANY WARRANTY ABOUT: (I) THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNER OF THE FUNDS OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE NYSE INDEX AND THE DATA INCLUDED IN THE NYSE INDEX; (II) THE ACCURACY OR COMPLETENESS OF THE NYSE INDEX AND ITS DATA; (III) THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE NYSE INDEX AND ITS DATA. NYSE GROUP, INC. AND ITS AFFILIATES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE NYSE INDEX OR ITS DATA. UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR. THE LICENSING AGREEMENT BETWEEN FIRST TRUST AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.
     ==========================================================================

THE STANDARD & POOR'S 500 INDEX

      Widely regarded as the standard for measuring large-cap U.S. stock market performance, the S&P 500(R) Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stocks' weight in the index proportionate to its market value.

      The S&P(R) Target 24 Portfolio and the Target Managed VIP Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of Standard & Poor's Financial Services LLC ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to First Trust, the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio. S&P has no obligation to take the needs of First Trust or the owners of the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination for the prices and amount of the S&P(R) Target 24 Portfolio or the Target Managed VIP Portfolio or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

      S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE VARIABLE ANNUITY POLICIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

      The Standard & Poor's 400 MidCap Index (S&P 400 MidCap Index) and the Standard & Poor's 600 SmallCap Index (S&P 600 SmallCap Index)

      The S&P MidCap 400 Index measures the performance of the mid-range sector of the U.S. stock market by choosing 400 domestic stocks on the basis of market capitalization, liquidity and industry group representation. The S&P 600 SmallCap Index measures the performance of the small-range sector of the U.S. stock market by choosing 600 domestic stocks chosen for market size, liquidity and industry group representation. The Target Focus Four Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of Standard & Poor's Financial Services LLC ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Target Focus Four Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Target Focus Four Portfolio or the ability of the S&P MidCap 400 Index and the S&P Small Cap 600 Index (together the "S&P Indices") to track general stock market performance. S&P's only relationship to First Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indices, which are determined, composed and calculated by S&P without regard to First Trust or the Target Focus Four Portfolio. S&P has no obligation to take the needs of First Trust or the owners of the Target Focus Four Portfolio into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination for the prices and amount of the Target Focus Four Portfolio or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Target Focus Four Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Target Focus Four Portfolio.

      Except for the Hang Seng Index and the FT Index, the publishers of the indices have granted First Trust a license to use their respective index. The Funds are not designed so that prices will parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their prices will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of the Funds or in the selection of stocks in the Funds.

                                FUND MANAGEMENT

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Company, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Company's officers and hire the Company's investment advisor. The officers of the Company manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Company and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Company serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Company due to his position as Chief Executive Officer of First Trust, investment advisor to the Funds.



                                                                                                   NUMBER OF         OTHER
                                                                                                   PORTFOLIOS IN     TRUSTEESHIPS OR
                                                     TERM OF OFFICE                                THE FIRST TRUST   DIRECTORSHIPS
                                POSITION AND         AND YEAR FIRST                                FUND COMPLEX      HELD BY TRUSTEE
NAME, ADDRESS                   OFFICES              ELECTED OR         PRINCIPAL OCCUPATIONS      OVERSEEN BY       DURING THE PAST
AND DATE OF BIRTH               WITH COMPANY         APPOINTED          DURING PAST 5 YEARS        TRUSTEE           5 YEARS

Trustee who is an Interested
Person of the Company
----------------------------

James A. Bowen(1)               Chairman of the      o Indefinite term  Chief Executive Officer    91 Portfolios     None
120 East Liberty Drive,         Board and Trustee                       (December 2010 to
  Suite 400                                                             Present), President
Wheaton, IL 60187                                    o 1999             (until December 2010),
D.O.B.: 09/55                                                           First Trust Advisors L.P.
                                                                        and First Trust
                                                                        Portfolios L.P.; Chairman
                                                                        of the Board of
                                                                        Directors, BondWave LLC
                                                                        (Software Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)


                                      -36-


                                                                                                   NUMBER OF         OTHER
                                                                                                   PORTFOLIOS IN     TRUSTEESHIPS OR
                                                     TERM OF OFFICE                                THE FIRST TRUST   DIRECTORSHIPS
                                POSITION AND         AND YEAR FIRST                                FUND COMPLEX      HELD BY TRUSTEE
NAME, ADDRESS                   OFFICES              ELECTED OR         PRINCIPAL OCCUPATIONS      OVERSEEN BY       DURING THE PAST
AND DATE OF BIRTH               WITH COMPANY         APPOINTED          DURING PAST 5 YEARS        TRUSTEE           5 YEARS

Independent Trustees
----------------------------

Richard E. Erickson             Trustee              o Indefinite term  Physician; President,      91 Portfolios     None
c/o First Trust Advisors L.P.                                           Wheaton Orthopedics;
120 East Liberty Drive,                                                 Co-owner and Co-Director
  Suite 400                                          o 1999             (January 1996 to May
Wheaton, IL 60187                                                       2007), Sports Med Center
D.O.B: 04/51                                                            for Fitness; Limited
                                                                        Partner, Gundersen Real
                                                                        Estate Limited
                                                                        Partnership; Member,
                                                                        Sportsmed LLC

Thomas R. Kadlec                Trustee              o Indefinite term  President (March 2010 to   91 Portfolios     Director of ADM
c/o First Trust Advisors L.P.                                           Present), Senior Vice                        Investor
120 East Liberty Drive,                              o 2004             President and Chief                          Services, Inc.
  Suite 400                                                             Financial Officer (May                       and ADM
Wheaton, IL 60187                                                       2007 to March 2010), Vice                    Investor
D.O.B.: 11/57                                                           President and Chief                          Services
                                                                        Financial Officer (1990                      International
                                                                        to May 2007), ADM
                                                                        Investor Services, Inc.
                                                                        (Futures Commission
                                                                        Merchant)

Robert F. Keith                 Trustee              o Indefinite term  President (2003 to         91 Portfolios     Director of
c/o First Trust Advisors L.P.                                           Present), Hibs                               Trust Company
120 East Liberty Drive,                              o 2007             Enterprises (Financial                       of Illinois
  Suite 400                                                             and Management
Wheaton, IL 60187                                                       Consulting)
D.O.B.: 11/56

Niel B. Nielson                 Trustee              o Indefinite term  President (June 2002 to    91 Portfolios     Director of
c/o First Trust Advisors L.P.                                           Present), Covenant                           Covenant
120 East Liberty Drive,                              o 1999             College                                      Transport Inc.
  Suite 400
Wheaton, IL 60187
D.O.B.: 03/54

Officers of the Company
----------------------------

Mark R. Bradley                 President and Chief  o Indefinite term  Chief Financial Officer;   N/A               N/A
120 East Liberty Drive,         Executive Officer                       Chief Operating Officer
  Suite 400                                                             (December 2010 to
Wheaton, IL 60187                                    o 2012             Present), First Trust
D.O.B.: 11/57                                                           Advisors L.P. and First
                                                                        Trust Portfolios L.P.;
                                                                        Chief Financial Officer,
                                                                        BondWave LLC (Software
                                                                        Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)

Susan M. Brix                   Assistant Vice       o Indefinite term  Representative, First      N/A               N/A
120 East Liberty Drive,         President                               Trust Portfolios L.P.;
  Suite 400                                          o 1999             Assistant Portfolio
Wheaton, IL 60187                                                       Manager, First Trust
D.O.B.: 01/60                                                           Advisors L.P.


                                      -37-


                                                                                                   NUMBER OF         OTHER
                                                                                                   PORTFOLIOS IN     TRUSTEESHIPS OR
                                                     TERM OF OFFICE                                THE FIRST TRUST   DIRECTORSHIPS
                                POSITION AND         AND YEAR FIRST                                FUND COMPLEX      HELD BY TRUSTEE
NAME, ADDRESS                   OFFICES              ELECTED OR         PRINCIPAL OCCUPATIONS      OVERSEEN BY       DURING THE PAST
AND DATE OF BIRTH               WITH COMPANY         APPOINTED          DURING PAST 5 YEARS        TRUSTEE           5 YEARS

Erin E. Chapman                 Assistant Secretary  o Indefinite term  Assistant General Counsel  N/A               N/A
120 East Liberty Drive,                                                 (October 2007 to
  Suite 400                                          o 2009             Present), Associate
Wheaton, IL 60187                                                       Counsel (March 2006 to
D.O.B.: 08/76                                                           October 2007), First
                                                                        Trust Advisors L.P. and
                                                                        First Trust Portfolios
                                                                        L.P.

James M. Dykas                  Treasurer, Chief     o Indefinite term  Controller (January 2011   N/A               N/A
120 East Liberty Drive,         Financial Officer                       to Present), Senior Vice
  Suite 400                     and Chief            o 2012             President (April 2007 to
Wheaton, IL 60187               Accounting Officer                      January 2011), Vice
D.O.B.: 01/66                                                           President (January 2005
                                                                        to April 2007), First
                                                                        Trust Advisors L.P. and
                                                                        First Trust Portfolios
                                                                        L.P.

Rosanne Gatta                   Assistant Secretary  o Indefinite term  Board Liaison Associate    N/A               N/A
120 East Liberty Drive, Suite                                           (July 2010 to Present),
400                                                  o 2011             First Trust Advisors L.P.
Wheaton, IL 60187                                                       and First Trust
DOB: 7/55                                                               Portfolios L.P.;
                                                                        Assistant Vice President
                                                                        (February 2001 to July
                                                                        2010), PNC Global
                                                                        Investment Servicing


W. Scott Jardine                Secretary            o Indefinite term  General Counsel, First     N/A               N/A
120 East Liberty Drive,                                                 Trust Advisors L.P. and
  Suite 400                                          o 2005             First Trust Portfolios
Wheaton, IL 60187                                                       L.P.; Secretary, BondWave
D.O.B.: 05/60                                                           LLC (Software Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)

Daniel J. Lindquist             Vice President       o Indefinite term  Senior Vice President      N/A               N/A
120 East Liberty Drive,                                                 (September 2005 to
  Suite 400                                          o 2005             Present), Vice President
Wheaton, IL 60187                                                       (April 2004 to September
D.O.B.: 02/70                                                           2005), First Trust
                                                                        Advisors L.P. and First
                                                                        Trust Portfolios L.P.

Coleen D. Lynch                 Assistant Vice       o Indefinite term  Assistant Vice President   N/A               N/A
120 East Liberty Drive,         President                               (January 2008 to
  Suite 400                                          o 2008             Present), First Trust
Wheaton, IL 60187                                                       Advisors L.P. and First
D.O.B.: 07/58                                                           Trust Portfolios L.P.;
                                                                        Vice President (May 1998
                                                                        to January 2008), Van
                                                                        Kampen Asset Management
                                                                        and Morgan Stanley
                                                                        Investment Management


                                      -38-


                                                                                                   NUMBER OF         OTHER
                                                                                                   PORTFOLIOS IN     TRUSTEESHIPS OR
                                                     TERM OF OFFICE                                THE FIRST TRUST   DIRECTORSHIPS
                                POSITION AND         AND YEAR FIRST                                FUND COMPLEX      HELD BY TRUSTEE
NAME, ADDRESS                   OFFICES              ELECTED OR         PRINCIPAL OCCUPATIONS      OVERSEEN BY       DURING THE PAST
AND DATE OF BIRTH               WITH COMPANY         APPOINTED          DURING PAST 5 YEARS        TRUSTEE           5 YEARS

Kristi A. Maher                 Assistant Secretary  o Indefinite term  Deputy General Counsel     N/A               N/A
120 East Liberty Drive,         and Chief                               (May 2007 to Present),
  Suite 400                     Compliance Officer   o Assistant        Assistant General Counsel
Wheaton, IL 60187                                      Secretary since  (March 2004 to May 2007),
D.O.B.: 12/66                                          2004             First Trust Advisors L.P.
                                                                        and First Trust
                                                     o Chief            Portfolios L.P.
                                                       Compliance
                                                       Officer since
                                                       2011

Roger F. Testin                 Vice President       o Indefinite term  Senior Vice President      N/A               N/A
120 East Liberty Drive,                                                 (November 2003 to
  Suite 400                                          o 2001             Present), First Trust
Wheaton, IL 60187                                                       Advisors L.P. and First
D.O.B: 06/66                                                            Trust Portfolios L.P.

--------------------

(1) Mr. Bowen is deemed an "interested person" of the Company due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Funds.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Company and First Trust Series Fund, open-end funds with eight and two portfolios, respectively, advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund and First Trust Energy Infrastructure Fund, closed-end funds advised by First Trust; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 69 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Funds" or "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Company, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bradley and the other officers of the Company (other than Susan Brix and Roger Testin) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Company. Ms. Brix is not an officer of any fund in the First Trust Fund Complex other than the Company. Mr. Testin, Vice President of the Company, serves in the same position for all funds in the First Trust Fund Complex with the exception of the closed-end funds.

      The management of the Funds, including general supervision of the duties performed for the Funds under the investment management agreement between the Company, on behalf of the Funds, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Company set broad policies for the Funds, choose the Company's officers, and hire the Funds' investment advisor and other service providers. The officers of the Company manage the day-to-day operations and are responsible to the Company's Board. The Company's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James A. Bowen, serves as the Chairman of each Board for each First Trust Fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Company's Board and on the boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. In addition, the Company and all of the First Trust exchange-traded funds are managed by the Advisor and employ many common service providers for custody, fund accounting, administration and transfer agency that provide substantially similar services to each such fund pursuant to substantially similar contractual arrangements. Because of the similar and often overlapping issues facing the

First Trust Funds, including the Company, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Funds' business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Funds' business. Each Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, each Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Funds' service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a two-year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Funds' activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, each Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three committee Chairmen and the Lead Independent Trustee rotate every two years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Company's Limited Liability Company Agreement and By-Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Keith and Mr. Bowen are members of the Executive Committee.

During the last fiscal year, when Mr. Nielson and Mr. Bowen were the Committee members, the Executive Committee held four meetings.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Company's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the applicable Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the applicable Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Company's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth;
(iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

      The Valuation Committee is responsible for the oversight of the pricing procedures of each Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

      The Audit Committee is responsible for overseeing each Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held eight meetings.

RISK OVERSIGHT

      As part of the general oversight of the Funds, the Board is involved in the risk oversight of the Funds. The Board has adopted and periodically reviews policies and procedures designed to address each Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Company's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to sub-advisors and their operations and processes, if applicable. The Board reviews reports on the Funds' and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Funds' and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor each Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including each Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Funds. The Valuation Committee monitors valuation risk and compliance with the Funds' Valuation Procedures and oversees the pricing agents and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Funds' goals. As a result of the foregoing and other factors, the Funds' ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of each Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, any sub-advisors, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Audit Committee (since January 1, 2012) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund, except the Company since its inception. He has served as a Trustee of the Company since 2004. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 - 2009), Chairman of the Audit Committee (2010 - 2011) and he currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2012) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division in to Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) of the First Trust Funds. He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2012) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as the President of Covenant College since 2002. Mr. Nielson formerly served as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -
1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee (2010 - 2011) and currently serves as Chairman of the Valuation Committee (since January 1, 2012) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. and until January 23, 2012, also served as President and Chief Executive Officer of the First Trust Funds. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the Funds since 1999.

      Until January 1, 2012, each trust in the First Trust Fund Complex paid each Independent Trustee an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts. In addition, for all the trusts in the First Trust Fund Complex, Mr. Nielson was paid annual compensation of $10,000 to serve as the Lead Independent Trustee, Mr. Kadlec was paid annual compensation of $5,000 to serve as the Chairman of the Audit Committee, Dr. Erickson was paid annual compensation of $2,500 to serve as Chairman of the Valuation Committee and Mr. Keith was paid annual compensation of $2,500 to serve as the Chairman of the Nominating and Governance Committee. The annual compensation was allocated equally among each of the trusts in the First Trust Fund Complex. Effective January 1, 2012, each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings. Each Committee Chairman and the Lead Independent Trustee will serve a two year term expiring December 31, 2013 before rotating to serve as a Chairman of another Committee or as Lead Independent Trustee.

      The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Company and the First Trust Fund Complex to each of the Independent Trustees for services during the calendar year ended December 31, 2011. The Company has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Company. The Company has no employees. Its officers are compensated by First Trust.

                                                            TOTAL COMPENSATION
                                   TOTAL COMPENSATION      FROM THE FIRST TRUST
 NAME OF TRUSTEE                      FROM COMPANY(1)         FUND COMPLEX(2)
 Richard E. Erickson............         $ 9,569                 $177,025
 Thomas R. Kadlec...............         $ 9,664                 $178,750
 Robert F. Keith................         $ 9,569                 $177,025
 Niel B. Nielson................         $10,149                 $187,707

--------------------------

1 The compensation paid by the Company to the Independent Trustees for the fiscal year ended December 31, 2011 for services to each Fund of the Company.

2 The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2011 for services to the ten portfolios of the Company and the First Trust Series Fund, 14 closed-end funds and 60 series of First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in all funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2011:

                                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                        IN ALL REGISTERED INVESTMENT COMPANIES
                                      DOLLAR RANGE OF EQUITY          OVERSEEN BY TRUSTEE IN THE FIRST TRUST FUND
NAME OF TRUSTEE                      SECURITIES IN THE FUNDS                         COMPLEX

Interested Trustee:
James A. Bowen                                  $0                            $50,001 - $100,000

Independent Trustees:
Richard E. Erickson                             $0                                Over $100,000
Thomas R. Kadlec                                $0                                Over $100,000
Robert F. Keith                                 $0                                Over $100,000
Niel B. Nielson                                 $0                                Over $100,000

      As of December 31, 2011, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of the investment advisor or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Funds.

                                 CODE OF ETHICS

      To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Company, First Trust and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 under the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Company has adopted a proxy voting policy that seeks to ensure that proxies for securities held by each Fund are voted consistently and solely in the best interests of the Fund.

      A senior officer of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews the ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Appendix A.

      Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, on the Fund's website at www.ftportfolios.com, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of April 30, 2012, Account B, 1 Corporate Drive, Shelton, CT 06484, owned all shares of the Company. As a result, Account B is considered to control the Funds. Due to such control, Account B may have the ability to affect the outcome of any item voted on by the Funds. To the extent required by applicable law, Prudential will solicit voting instructions from owners of variable annuity Policies. All Interests in each Fund will be voted by Prudential in accordance with voting instructions received from such variable annuity policy owners. Prudential will vote all of the Interests which it is entitled to vote in the same proportion as the voting instructions given by variable annuity policy owners, on the issues presented.

      As of April 30, 2012, the Trustees and officers of the Company did not own any Interests.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Funds. As investment advisor, First Trust provides the Funds with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Company if elected to such positions. First Trust provides each Fund with discretionary investment services and certain other services necessary with the management of the portfolios. Specifically, First Trust is responsible for supervising and directing the investments of each Fund in accordance with each Fund's investment objective, program, and restrictions as provided in the prospectus and this Statement of Additional Information. First Trust is responsible for effecting all security transactions on behalf of each Fund. First Trust is also responsible for compliance with the provisions of the Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

      First Trust is also advisor to 10 open-end funds, 12 closed-end funds and 69 exchange-traded funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios, which are substantially similar to the Funds in that they have the same investment objectives and strategies as the various Funds but have a finite life. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

      First Trust acts as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees, including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Company, or the interest holders of each Fund. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding Interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for a Fund will only be liable to a Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, each Fund pays First Trust a fee as described in the prospectus. Provisions regarding expense limitations are described in the prospectus.

      Each Fund paid the following advisory fees to First Trust and First Trust waived and reimbursed the amounts set forth below for the periods specified. First Trust has entered into an agreement with the Company that allows First Trust to recover from the Funds any fees waived or expenses reimbursed during the three year period after the date of the waiver or reimbursement. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount waived or reimbursed during such period. To the extent that the actual expense ratio of a particular Fund is less than such Fund's applicable expense cap, First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the expense cap in place at the time the fee was waived or the expense was borne exceeds the actual expense ratio. The amount of restitution paid for each of the periods specified is provided below:


Fiscal Year Ended 12/31/2009

                            ADVISORY FEES
                            AFTER WAIVERS/
FUND NAME                   REIMBURSEMENTS      WAIVERS      REIMBURSEMENTS     RESTITUTION


Target Managed VIP                $116,090      $53,913                -                 -
   Portfolio
DART 10 Portfolio                        -       32,075           $3,189                 -
Dow(R) Dividend Portfolio           72,238       34,903                -                 -
Global Target Portfolio            201,218       21,774                -                 -
S&P(R) Target Portfolio                194       43,615                -                 -
NASDAQ(R) Target Portfolio               -       16,622           23,846                 -
Target Focus Four                        -       45,601           24,079                 -
  Portfolio
Value Line(R)                       33,994       41,127                -                 -
   Target Portfolio


Fiscal Year Ended 12/31/2010

                            ADVISORY FEES
                            AFTER WAIVERS/
FUND NAME                   REIMBURSEMENTS      WAIVERS      REIMBURSEMENTS     RESTITUTION


Target Managed VIP                $104,586      $62,766                -                 -
   Portfolio
DART 10 Portfolio                        -       32,764           $1,091                 -
Dow(R) Dividend Portfolio          107,733       28,538                -                 -
Global Target Portfolio            209,455       24,765                -                 -
S&P(R) Target Portfolio              9,700       38,449                -                 -
NASDAQ(R) Target Portfolio               -       23,960           16,940                 -
Target Focus Four                        -       63,976            3,845                 -
  Portfolio
Value Line(R)                       27,272       40,655                -                 -
   Target Portfolio


Fiscal Year Ended 12/31/2011

                            ADVISORY FEES
                            AFTER WAIVERS/
FUND NAME                   REIMBURSEMENTS      WAIVERS      REIMBURSEMENTS     RESTITUTION



Target Managed VIP                 $97,561      $56,401                -                 -
   Portfolio
DART 10 Portfolio                    6,241       27,884                -                 -
Dow(R) Dividend Portfolio          103,338       22,017                -                 -
Global Target Portfolio            165,804       22,253                -                 -
S&P(R) Target Portfolio             25,074       32,445                -                 -
NASDAQ(R) Target Portfolio           3,423       32,132                -                 -
Target Focus Four                        -       61,938          $11,462                 -
  Portfolio
Value Line(R)                       26,300       34,798                -                 -
   Target Portfolio

Investment Committee

      The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund's portfolios. There are currently five members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Senior Vice President      Since 2004              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Robert F. Carey                Chief Investment Officer   Since 1991              Chief Investment Officer and
                               and Senior Vice President                          Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

David G. McGarel               Senior Vice President      Since 1997              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

      David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      Roger F. Testin: As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in a funds' portfolio.

      Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

COMPENSATION

      The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles and accounts (other than the Funds of the Company) with the number of accounts and assets, as of December 31, 2011, set forth in the following table:

                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEE
                                           (as of December 31, 2011)

 INVESTMENT COMMITTEE               REGISTERED INVESTMENT          OTHER POOLED        OTHER ACCOUNTS NUMBER OF
        MEMBER                            COMPANIES            INVESTMENT VEHICLES             ACCOUNTS
                                      NUMBER OF ACCOUNTS        NUMBER OF ACCOUNTS            ($ ASSETS)
                                          ($ ASSETS)                ($ ASSETS)

Robert F. Carey                     64 ($12,334,763,625)        7 ($240,879,668)         3,226 ($770,180,762)

Roger F. Testin                     64 ($12,334,763,625)        7 ($240,879,668)         3,226 ($770,180,762)

Jon C. Erickson                     64 ($12,334,763,625)        7 ($240,879,668)         3,226 ($770,180,762)

David G. McGarel                    64 ($12,334,763,625)        7 ($240,879,668)         3,226 ($770,180,762)

Daniel J. Lindquist                 64 ($12,334,763,625)        7 ($240,879,668)         3,226 ($770,180,762)

      None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of many of the Funds and other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee. None of the members of the Investment Committee own Interests in the Funds.

DISTRIBUTOR

      First Trust Portfolios, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, serves as the principal underwriter of the Interests of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Funds (the "Distribution Agreement"). First Trust Portfolios is affiliated with First Trust. The officers of the Company described as being associated with First Trust and First Trust Portfolios are affiliated persons of both the Company and First Trust Portfolios. Pursuant to the Distribution Agreement, the Fund appointed First Trust Portfolios to be its agent for the distribution of the Funds' interests on a continuous offering basis. First Trust Portfolios sells interests of the Funds to Account B. Pursuant to the Distribution Agreement, First Trust Portfolios, at its own expense, finances certain activities incident to the sale and distribution of the Interests of the Funds, including printing and distribution of prospectus and statement of additional information to other than existing interest holders and the printing and distributing of sales literature and advertising. First Trust Portfolios does not receive underwriting commissions for its sale of Interests of the Funds, but does receive compensation pursuant to a Rule 12b-1 plan adopted by the Fund and described herein under "12b-1 Plan."

ADMINISTRATOR

      Each Fund pays an administration fee as set forth in the prospectus to cover expenses incurred by Prudential in connection with the administration of the Funds, Account B and the Policies. First Trust also pays an additional administrative fee to Prudential for the Funds as set forth in the Funds' prospectus. The services provided by Prudential shall include, among others, the following: (i) coordinating matters relating to the operation of Account B with the Funds, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Funds;
(ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code. For the periods specified, each Fund paid the following to Prudential:

                              FISCAL YEAR ENDED   FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND NAME                         12/31/2009          12/31/2010          12/31/2011
Target Managed VIP Portfolio         $85,001             $83,676             $76,981
DART 10 Portfolio                     16,038              16,382              17,062
Dow(R) Dividend Portfolio             53,570              68,136              62,677
Global Target Portfolio              111,496             117,110              94,029
S&P(R) Target Portfolio                1,905              24,075              28,760
NASDAQ(R) Target Portfolio             8,311              11,980              17,778
Target Focus Four Portfolio           22,801              31,988              30,969
Value Line(R) Target Portfolio        37,560              33,963              30,549

      Prudential also makes its officers and employees available to the Trustees and officers of the Company for consultation and discussions regarding the operations of Account B and the Policies in connection with the administration of the Funds and services provided to the Funds.

TRANSFER AGENT

      BNY Mellon Investment Servicing (US) Inc. ("BNY"), formerly PNC Global Investment Servicing (US) Inc., with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Funds pursuant to an Amended and Restated Transfer Agency Agreement dated December 15, 2003 (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, BNY maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Company.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

      BNY also serves as the Company's administrator and fund accounting agent pursuant to an Amended and Restated Administration and Accounting Services Agreement dated as of December 15, 2003 (the "Administration Agreement"). BNY has agreed to furnish to the Company statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, BNY has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that BNY shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. BNY shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The Administration Agreement provides that BNY shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. The fees paid to BNY for its services pursuant to the Administration Agreement are as follows:

                              FISCAL YEAR ENDED   FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND NAME                         12/31/2009          12/31/2010          12/31/2011
Target Managed VIP Portfolio        $22,951             $22,593             $20,785
DART 10 Portfolio                     4,330               4,423               4,607
Dow(R) Dividend Portfolio            14,464              18,396              16,923
Global Target Portfolio              30,104              31,620              25,388
S&P(R) Target Portfolio               5,914               6,500               7,765
NASDAQ(R) Target Portfolio            2,244               3,234               4,800
Target Focus Four Portfolio           6,156               8,637               8,362
Value Line(R) Target Portfolio       10,141               9,170               8,248

CUSTODIAN

      The custodian has custody of all securities and cash of the Company maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds. Effective September 30, 2011, The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian of the assets of the Funds. Prior to September 30, 2011, BNY Mellon Investment Servicing Trust Company (formerly known as PFPC Trust Company) served as the Funds' custodian.

      Pursuant to a letter agreement, the Company has agreed to pay The Bank of New York Mellon fees for services provided under the Custodian Agreement dated December 1, 2003. The Bank of New York Mellon receives a monthly fee of 0.01% of each Fund's average gross assets plus transactions charges and out-of-pocket and other charges. The minimum monthly fee is $333 for each Fund, exclusive of transaction charges and out-of-pocket and other charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Funds' independent registered public accounting firm, Deloitte & Touche LLP ("Deloitte"), 111 South Wacker Drive, Chicago, Illinois 60606, audits each Fund's financial statements and performs other related audit services.

                                RULE 12B-1 PLAN

      The Company has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of the Funds will be subject to an annual service fee. The Company has adopted the Plan to encourage Prudential to provide services to owners of Interests of the Funds and to promote future sales of the Funds.

      First Trust Portfolios serves as selling agent and distributor of the Interests of the Funds. In this capacity, First Trust Portfolios manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. In order to compensate First Trust Portfolios for its costs in connection with these activities, each Fund has adopted a service plan under Rule 12b-1 under the 1940 Act. First Trust Portfolios uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owners' accounts, supplying information to policy owners, delivering fund materials to policy owners, answering inquiries, and providing other personal services to policy owners. Each Fund may spend up to 0.25 of 1% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate First Trust Portfolios for expenses incurred in connection with the sale and distribution of a Fund's Interests including, without limitation, compensation of its sales force, expenses of printing and distributing prospectus to persons other than interest holders or policy owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Interests holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of Interests of the Funds, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

      For the fiscal year ended December 31, 2011, each Fund paid the following amount under the Plan: Target Managed VIP Portfolio $64,151; DART 10 Portfolio $14,218; Dow(R) Dividend Portfolio $52,231; Global Target Portfolio $78,357; S&P(R) Target Portfolio $23,966; NASDAQ(R) Target Portfolio $14,815; Target Focus Four Portfolio $25,807; and Value Line(R) Target Portfolio $25,458. For the fiscal year ended December 31, 2011, all 12b-1 fees paid during the period were paid to Prudential for providing account services. As a result, none of the 12b-1 service fee was paid for: advertising, printing, and mailing of prospectus to other than current interest holders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, interest, carrying, or other financing charges and any other charges.

      Under the Company's Plan, the Company will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to any Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its interest holders. The Plan may not be amended to increase materially the cost which a Fund may bear under the Plan without the approval of the interest holders of the affected Fund, and any other material amendments of the Plan must be approved by the Independent Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the Independent Trustees of the Company will be committed to the discretion of the Independent Trustees then in office. With the exception of First Trust Portfolios and its affiliates, no "interested person" of the Company (as that term is defined in the 1940 Act) and no Trustee of the Company has a direct or indirect financial interest in the operation of the Plan or any related agreement.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for each Fund and for the placement of a Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies.

      Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Company. In addition, First Trust must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Advisory and Management Agreement provides that such higher commissions will not be paid by the Funds unless the advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Advisory and Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with a Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

      Each Fund paid the following amounts in aggregate brokerage commissions for the specified periods.

                                 FISCAL YEAR ENDED      FISCAL YEAR ENDED     FISCAL YEAR ENDED
            FUND NAME                12/31/2009             12/31/2010            12/31/2011
 Target Managed VIP Portfolio          $28,149                $19,544               $19,277
 DART 10 Portfolio                       7,295                  4,001                 3,482
 Dow(R)  Dividend Portfolio             34,213                 29,911                21,195
 Global Target Portfolio                47,792                 54,085                18,490
 S&P(R) Target Portfolio                 6,420                  4,771                 6,447
 NASDAQ(R) Target Portfolio              5,917                  3,971                 5,031
 Target Focus Four Portfolio            14,070                 12,941                16,678
 Value Line(R) Target Portfolio         10,884                  5,802                13,334

      For the fiscal year ended December 31, 2011, the aggregate brokerage commissions for the Global Target Portfolio were $18,490; this amount is significantly less than the fiscal year ended December 31, 2010, when the Fund had aggregate brokerage commissions of $54,085. The decrease in aggregate brokerage commissions for the Fund in 2011 was due to a decrease in the net assets of the Fund and a decrease in the amount of trading in the Fund. Between 2010 and 2011, the average monthly net assets of the Fund declined from $39 million to $31 million, or a decline of 26%. In addition, between 2010 and 2011, sales of the Fund declined from $58.5 million to $23.0 million, or a decline of 154.4%. Also, the number of trades declined from 32 trades in 2010 to 19 trades in 2011.

      During the fiscal year ended December 31, 2011, the Funds did not acquire any securities of their regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers.

                              MARKET TIMING POLICY

      The Funds have adopted a market timing/frequent trading policy (the "Market Timing Policy"). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the Funds. First of all, the practice has the effect of "siphoning" a portion of the fund's gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund's assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Funds are issued to, and redeemed from, Prudential Variable Account B. Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Prudential to their policyholders or transfers among the sub-accounts. Therefore, the Funds' risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts.

      Due to the fact that all interests of a Fund are issued to, and redeemed from, Prudential Variable Account B, it is difficult for a Fund to monitor trading by a particular investor. However, First Trust Portfolios has entered into an agreement with Prudential that permits the Funds, or their designee, to receive certain identity and transaction information and requires Prudential to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Funds will rely on Prudential to adopt policies and procedures with respect to transfers into and out of the sub-accounts. The Funds have reviewed the market timing policies and procedures of Prudential and have determined that such policies are reasonably designed to prevent or detect market timing activity. In addition, First Trust's portfolio management personnel will monitor activity within each Fund's portfolio and will report any unusual activity to the Company's Chief Compliance Officer.

               POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      The Company has adopted a policy regarding the disclosure of portfolio holdings (the "Disclosure Policy"). The purpose of the Disclosure Policy is to outline the Funds' policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.

      A listing of the portfolio holdings of any Fund generally shall not be provided to any person, including any investor of a Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund's website. Any person, including any investor of a Fund that requests a listing of a Fund's portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).

      Neither the Funds, their investment advisor nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about a Fund's portfolio securities.

      The Funds may on occasion release certain nonpublic portfolio information to selected parties if (i) the Company's Chief Compliance Officer determines such disclosure in consistent with a legitimate business purpose of the Funds; and (ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Company's knowledge, include proxy voting services (including ISS), fund accountants and custodians, as well as their financial printers and mailing service (including BNY, BNY Mellon Investment Servicing Trust Company, GComm, Fitzgerald Marketing Communications and Broadridge Financial Solutions, Inc.), performance attribution vendors (including Factset Research Systems), tracking agencies (including Lipper, Inc., Morningstar, Inc., Standard & Poor s and Thomson Financial), accounting and auditing services (including Deloitte) and legal counsel to the Funds, the Independent Trustees or investment advisor (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement prohibiting their use of any portfolio holdings information in an improper manner.

      The Disclosure Policy will be monitored by the Company's Chief Compliance Officer. Any violations of the Disclosure Policy will be reported by the Company's Chief Compliance Officer to the Company's Board of Trustees at the next regularly scheduled board meeting.

      These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of Fund interest holders, including the procedures to address conflicts between the interests of Fund interest holders, on the one hand, and those of a Fund's investment advisor; principal underwriter; or any affiliated person of a Fund, its investment advisor, or its principal underwriter, on the other.

                   VOTING RIGHTS AND GENERAL FUND INFORMATION

      Interest holders are entitled to one vote for each Interest held. Interest holders may vote on the election of Trustees and on other matters submitted to meetings of Interest holders. In regard to certain matters including termination, merger, or a change of fundamental policies, the right to vote is limited to the holders of Interests of the particular Fund affected by the proposal.

      To the extent required by applicable law, Prudential will solicit voting instructions from owners of variable annuity Policies. All Interests in each Fund will be voted by Prudential in accordance with voting instructions received from such variable annuity policy owners. Prudential will vote all of the Interests, which it is entitled to vote in the same proportion as the voting instructions given by variable annuity policy owners, on the issues presented.

      Each issued and outstanding Interest in a Fund is entitled to participate equally in dividends and distributions, if any, declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The Interests of each Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. A Fund can only be owned by Account B. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the Company's Interests voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining interest owners would not be able to elect any Trustees.

      The Board of Trustees has the right to establish additional series in the future, to change Fund series and to determine the preferences, voting powers, rights and privileges thereof.

      The Funds are not required and do not intend to hold annual meetings of Interest holders. Interest holders owning more than 10% of the outstanding interests of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

                PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS

      Account B will purchase Interests of the Funds at their net asset value. Interests are purchased using premiums received on Policies issued by Account B. Account B is funded by Interests of the Company.

      All investments in the Company are credited to the Interest holder's account in the form of full and fractional Interests of the designated Fund (rounded to the nearest 1/1000 of an Interest). The Company does not issue Interest certificates.

      As stated in the prospectus, the NAV of a Fund's Interests is determined once each day the New York Stock Exchange (the "NYSE") is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The NAV of a Fund's Interests is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Interests outstanding. A Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase Interests and no Interests are tendered for redemption. In determining NAV, portfolio securities for each Fund for which accurate market quotations are readily available will be valued by the fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day or no official closing price in the case of securities traded on NASDAQ(R) or AIM, securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

             (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts will be valued at the mean between the last bid and asked price. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

             (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges, will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

             (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

             (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

             (3) Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee of First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

             (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund accounting agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

             (5) Interest rate swaps and credit default swaps will be valued by the Fund accounting agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

      The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by the First Trust Pricing Committee pursuant to procedures adopted by the Board of Trustees in a manner that most fairly reflects fair value of the security on the valuation date, based on a consideration of all available information.

      Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in non-U.S. currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation.

      Certain securities that may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or First Trust at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board of Trustees and in accordance with the provisions of the 1940 Act. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount, which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      The Company may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

TAX STATUS

      The Company is not a "regulated investment company" under Subchapter M of the Code. The Company does not pay federal income tax on its interest, dividend income or capital gains, because as a limited liability company whose Interests are sold only to Account B, the Company is disregarded as an entity for purposes of federal income taxation, assuming that the Company meets the diversification requirements of Section 817 of the Code. Prudential, through Account B, is treated as owning the assets of the Company, which are the collective assets of the Funds, directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Tax disclosure relating to the variable annuity Policies that offer the Company as an investment alternative is contained in the prospectus for those Policies.

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts on which contracts such as the variable annuity Policies are based (that is, the assets of the Funds). Failure to satisfy those standards at any time would result in imposition of Federal income tax on a variable annuity policy owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity policies. Section 817(h)(2) provides that a segregated asset account upon which contracts such as the variable annuity Policies is based is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified only if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

      Each Fund will be managed with the intention of complying with these requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

                                  PERFORMANCE

      A Fund may quote its total return and yield in reports to interest holders, sales literature, and advertisements. These performance measures are described below. Performance advertised for a Fund may or may not reflect the effect of any charges that are imposed under a variable annuity policy that is funded by the Company. Such charges, described in the variable annuity prospectus, will have the effect of reducing a Fund's performance. Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund. Yield is a measure of the net investment income per interest earned over a specific one month or 30-day period expressed as a percentage of the net asset value.

      A Fund's standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The standardized average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's interests on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at NAV on the reinvestment dates during the period.

      The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Fund has been in existence, if it has not been in existence for one of the prescribed periods.

      Non-standardized total return may also be advertised. The non-standardized total return is not subject to a prescribed formula. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment ("initial investment") in the Fund's interests on the first day of the period and computing the "end value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

      Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and is not intended to indicate future performance.

      The yield for a Fund is computed in accordance with a standardized method prescribed by the rules of the SEC. Under that method, yield is computed by dividing the net investment income per interest earned during the specified one month or 30-day period by the offering price per interest on the last day of the period, according to the following formula:

                 Yield = 2[((a - b/cd) + 1)6 - 1]

Where:

         a = dividends and interest earned during the period;
         b = expenses accrued for the period (net of reimbursements);
         c = the average daily number of interests outstanding during the period that were entitled to receive dividends; and d = the offering price (net asset value) per interest on the last day of the period.

      In computing the yield, a Fund follows certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that a Fund uses to prepare annual and interim financial statements in accordance with generally accepted accounting principles.

      A Fund's performance quotations are based upon historical results and are not necessarily representative of future performance. A Fund's interests are sold at NAV. Returns and NAV will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Interests of a Fund are redeemable at the then current net asset value, which may be more or less than original cost. The performance of the Funds may be compared to the performance of other mutual funds, mutual fund indices or annuity indices with similar objectives and policies as reported by various sources, including Lipper, Inc. ("Lipper") and CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. A Fund's performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to, Salomon Brothers Broad Investment Grade Index, Barclays Capital High Yield Index, Barclays Capital Aggregate Bond Index, Barclays Capital Intermediate Government/Corporate Bond Index, Salomon Brothers Treasury Index, S&P MidCap 400 Index, Morgan Stanley Capital International World Index, Morgan Stanley Capital International Europe and Australia, Far East Equity Index, Russell 1000 Integrated Oil Index, Russell 1000 Other Energy Index, Russell 1000 Financial Services Index, Russell 1000 Healthcare Index, Russell 1000 Technology Index, Russell 2000 Index, Russell 3000 Index, Russell MidCap Index, Dow Jones Industrial Average, Hang Seng Index, Ibbotson Small Cap Index, NASDAQ Composite Index, Financial Times, S&P 500 Index, MSCI World Index and NASDAQ-100 Index. There are differences and similarities between the investments, which a Fund may purchase, and the investments by the market indicators.

      From time to time, a Fund also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI). A Fund may also advertise its portfolio or its significant holdings at any given time. A Fund may also periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

PERFORMANCE DATA OF INVESTMENT STRATEGIES

      The following table shows hypothetical performance and information for the strategies employed by the Funds noted below, but not any actual Fund, and the actual performance of the S&P 500(R) Index, the FT Index, the Hang Seng Index, the DJIA, the NASDAQ-100 Index, the Dow Jones U.S. Select Dividend Index(SM) and a combination of the FT Index, Hang Seng Index and the DJIA (the "Cumulative Index Returns"). The information for each investment strategy assumed that the strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the last day of the preceding year. In addition, the performance information does take into consideration the estimated net expenses of the Funds (after expense reimbursements) but does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the variable annuity policies or taxes. Any of such charges, any reduction of the expense reimbursement level or higher actual expenses will lower the returns shown. All of the figures set forth below have been adjusted to take into account the effect of currency exchange rate fluctuations of the U.S. dollar, where applicable (i.e., returns are stated in U.S. dollar terms). The Cumulative Index Returns are calculated by adding one-third of the total returns of each of the FT Index, the Hang Seng Index and the DJIA. The returns shown in the following tables and graphs are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with a Fund's portfolio. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each investment strategy has under performed its respective index or indices in certain years. Accordingly, there can be no assurance that a Fund's portfolio will outperform its respective index (or combination thereof, where applicable).

      The following table compares the hypothetical performance of the investment strategy of the DART 10 Portfolio (the "DART 10 Strategy"); the investment strategy of the Dow(R) Dividend Portfolio (the "Dow(R) Dividend Strategy"); a combination of the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks Strategies in each of the FT Index, Hang Seng Index and the DJIA (the "Global Target 15 Strategy"); the investment strategy of the S&P(R) Target Portfolio (the "S&P(R) Target 24 Strategy") the investment strategy of the NASDAQ(R) Target Portfolio (the "NASDAQ(R) Target 15 Strategy"); the investment strategy of the Value Line(R) Target Portfolio (the "Value Line(R) Target 25 Strategy"); the investment strategy of the Target Focus Four Portfolio (the "Target Focus Four Strategy); and the performance of the S&P 500(R) Index, the FT Index, the Hang Seng Index, the DJIA, the NASDAQ-100 Index, The Dow Jones U.S. Select Dividend Index(SM) and the Cumulative Index Returns in each of the years listed below, as of December 31 in each of those years (and as of the most recent quarter).

      An investor in a Fund would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown reflect estimated and not actual expenses and do not reflect taxes; the Funds are established at different times of the year; and the Funds may not be fully invested at all times or equally weighted in all stocks comprising a strategy. Further, the returns also do not reflect the deduction of any insurance fees or charges which are imposed by Prudential in connection with the sale of variable annuity policies. Investors should refer to the prospectus for Account B for a description of those fees and charges which have a detrimental effect on the performance of the Funds. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

      The returns shown below for the strategies do not represent the results of actual trading using client assets but were achieved by means of the retroactive application of a strategy that was designed with the benefit of hindsight. These returns should not be considered indicative of the skill of First Trust or of future performance of any Fund. The returns may not reflect the impact that any material market or economic factors might have had if the strategies had been used during the periods shown to actually manage client assets. During most of the period shown in the table below, First Trust did not manage or supervise accounts which employed strategies similar to the hypothetical strategies shown below. The returns shown below for the strategies are not a guarantee of future performance and should not be used to predict the expected returns of a Fund. Each strategy has the potential for loss. These figures are for calendar years; the Funds may use different 12-month periods.

                              COMPARISON OF TOTAL RETURNS (2)

                                 STRATEGY TOTAL RETURNS(1)

                    Dow(R)      Global       S&P(R)       NASDAQ(R)    Target       Value Line
       DART 10      Dividend    Target 15    Target 24    Target 15    Focus Four   Target 25
Year   Strategy     Strategy    Strategy     Strategy     Strategy     Strategy     Strategy

1972    22.27%
1973    -3.62%
1974    -8.58%
1975    56.96%
1976    34.13%
1977    -3.30%
1978    -3.46%
1979    11.64%
1980    23.43%
1981     0.54%
1982    26.49%
1983    39.43%
1984     6.50%
1985    38.47%                                                                       40.92%
1986    40.84%                                20.49%       24.17%                    15.35%
1987     3.87%                   17.18%        2.65%       10.66%                    12.46%
1988    17.71%                   22.17%        5.51%        6.82%                    -7.73%
1989    26.75%                   15.60%       23.69%       24.45%                    37.39%
1990    -0.02%                    1.77%        7.71%       -2.06%                     1.74%
1991    42.64%                   41.28%       41.75%       97.73%                   100.40%
1992     7.19%      31.25%       25.44%       -0.59%       -1.96%                     3.37%
1993    19.66%      19.36%       64.03%        9.27%       25.32%                    28.89%
1994    -1.38%      -7.55%       -8.87%        6.11%        5.52%                    22.13%
1995    36.75%      48.33%       12.61%       40.54%       50.21%                    41.74%
1996    33.43%      17.27%       20.69%       32.76%       43.53%       29.31%       36.55%
1997    24.18%      42.12%       -7.68%       31.59%       26.60%       38.95%       31.51%
1998    18.56%       3.82%       12.22%       41.22%       58.13%       32.29%       33.05%
1999    17.08%      -5.65%        7.22%       42.61%       93.96%       46.90%      103.94%
2000     9.06%      27.19%        3.67%        4.87%       -2.33%       10.78%       -4.93%
2001   -15.00%      42.04%        0.06%       -9.96%      -12.40%       21.60%        0.94%
2002   -17.29%      -0.04%      -13.52%      -18.45%      -19.82%      -10.37%      -13.89%
2003    20.12%      33.72%       37.79%       24.60%       35.14%       40.86%       46.47%
2004     4.40%      20.07%       30.58%       14.76%       10.93%       23.01%       27.07%
2005    -3.40%       3.30%       12.78%        4.90%        7.98%       10.12%       14.93%
2006    26.07%      18.78%       41.55%        2.58%        9.80%       15.35%        1.62%
2007     1.96%       2.04%       15.51%        4.38%       23.76%        8.05%       22.34%
2008   -28.47%      -39.03      -42.80%      -28.56%      -53.35%      -43.10%      -55.14%
2009    14.69%      16.13%       51.60%       13.56%       20.40%       29.32%        5.69%
2010    16.19%      16.74%       10.58%       19.43%       35.53%       18.97%       32.27%
2011     8.40%       6.52%       -7.33%        7.96%        1.98%      -10.85%      -23.49%


                              COMPARISON OF TOTAL RETURNS (2) (continued)

                                      INDEX TOTAL RETURNS

                                                                       Dow Jones    Cumulative
       S&P 500                                            NASDAQ-100   U.S. Select  Index
Year   Index        FT Index    Hang Seng    DJIA         Index        Dividend     Returns (3)

1972    19.00%                                18.48%
1973   -14.69%                               -13.28%
1974   -26.47%                               -23.57%
1975    37.23%                                44.75%
1976    23.93%                                22.82%
1977    -7.16%                               -12.84%
1978     6.57%                                 2.79%
1979    18.61%                                10.55%
1980    32.50%                                22.16%
1981    -4.92%                                -3.57%
1982    21.55%                                27.11%
1983    22.56%                                25.96%
1984     6.27%                                 1.30%
1985    31.72%                                33.55%
1986    18.67%                                27.10%        6.89%
1987     5.25%       38.32%     -10.02%        5.48%       10.49%                    11.26%
1988    16.56%        7.03%      16.05%       16.14%       13.54%                    13.07%
1989    31.62%       24.53%       5.53%       32.19%       26.17%                    20.75%
1990    -3.10%       10.36%       6.74%       -0.56%      -10.41%                     5.51%
1991    30.40%       14.88%      42.46%       24.19%       64.99%                    27.17%
1992     7.61%       -2.18%      28.89%        7.41%        8.87%       22.65%       11.37%
1993    10.04%       20.25%     123.35%       16.93%       11.76%       14.59%       53.51%
1994     1.32%        1.19%     -29.98%        5.01%        1.76%       -0.19%       -7.93%
1995    37.54%       17.83%      27.28%       36.87%       43.06%       42.80%       27.33%
1996    22.94%       20.55%      37.47%       28.89%       42.78%       25.08%       28.97%
1997    33.35%       16.44%     -17.68%       24.94%       20.77%       37.83%        7.90%
1998    28.58%       12.20%      -2.68%       18.15%       85.48%        4.33%        9.22%
1999    21.04%       17.44%      73.42%       27.21%      102.10%       -4.08%       39.36%
2000    -9.10%      -18.58%      -9.35%       -4.71%      -36.83%       24.86%      -10.88%
2001   -11.88%      -23.67%     -22.40%       -5.43%      -32.62%       13.09%      -17.17%
2002   -22.09%      -29.52%     -15.60%      -15.01%      -37.52%       -3.94%      -20.04%
2003    28.67%       26.27%      41.79%       28.26%       49.48%       30.16%       32.11%
2004    10.87%       20.80%      16.96%        5.30%       10.75%       18.14%       14.35%
2005     4.91%       12.45%       8.67%        1.72%        1.90%        3.79%        7.61%
2006    15.78%       40.25%      38.60%       19.03%        7.28%       19.54%       32.62%
2007     5.49%        0.10%      42.88%        8.87%       19.24%       -5.16%       17.28%
2008   -36.99%      -54.74%     -46.04%      -31.92%      -41.57%      -30.97%      -44.23%
2009    26.47%       33.98%      56.41%       22.70%       54.63%       11.13%       37.70%
2010    15.08%       13.44%       8.29%       14.10%       20.16%       18.32%       11.94%
2011     2.09%      -13.70%     -17.27%        8.34%        3.67%       12.42%       -7.55%

(1) The Strategy Stocks for each Strategy for a given year consist of stocks selected by applying the respective strategy as of the beginning of the period.

(2) Total return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total return does not take into consideration any taxes. Total return assumes that all dividends are reinvested monthly (with the exception of the Hang Seng Index from 12/31/86 through 12/31/92, during which time no dividends were accounted for and the NASDAQ 100 Index which shows only price appreciation prior to 1993), and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table through 12/31/11, over the periods listed above, the DART 10 Strategy achieved an average annual total return of 12.63% and the average annual total return for its corresponding index, the DJIA, is 10.55%; The Dow(R) Dividend Strategy achieved an average total return of 12.84%, and the average total return for its corresponding index, The Dow Jones U.S. Select Dividend Index(SM), is 11.39%; the Global Target 15 Strategy achieved an average annual total return of 12.21%, and the average annual total return for its corresponding index, a combination of the FT Index, the Hang Seng Index and the DJIA, is 9.76%; the S&Pa Target 24 Strategy achieved an average annual total return of 11.80%, and the average annual total return over a 26-year period for its corresponding index, the S&P 500 Index, is 9.62%; over the period listed for the NASDAQ(R) Target 15 Strategy the average annual total return is 15.70%, and the average annual total return for its corresponding index, the NASDAQ-100 Index, is 11.88%; the Target Focus Four Strategy achieved an average annual total return of 13.72%, and the average annual total return over a 16-year period for its corresponding index, the S&P 500 Index, is 6.47% and the Value Line(R) Target 25 Strategy achieved an average annual total return of 16.08%, and the average annual total return over a 27-year period for its corresponding index, the S&P 500(R) Index, is 10.37%. Although each Fund seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Fund will achieve a better performance.

(3) Cumulative Index Returns represent the average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA. Cumulative Index Returns do not represent an actual index.

      There can be no assurance that any Fund will outperform the DJIA or any other index shown. Investors should not rely on the preceding financial information as an indication of the past or future performance of a Fund.

                             ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

      All inquiries regarding the Company should be directed to the Company at
(800) 621-1675 or by writing the Company at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

                              FINANCIAL STATEMENTS

      The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated December 31, 2011, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.

                                   APPENDIX A


                   2012 U.S. Proxy Voting Concise Guidelines


                      (Digest of Selected Key Guidelines)

                               December 20, 2011

--------------------------------------------------------------------------------

ROUTINE/MISCELLANEOUS


AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;

      o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

      o   Fees for non-audit services ("Other" fees) are excessive.


Non-audit fees are excessive if:

      o Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees

                                   o o o o o


BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

     1. Board Accountability

     2. Board Responsiveness

     3. Director Independence

     4. Director Competence

1. BOARD ACCOUNTABILITY

Vote AGAINST(1) or WITHHOLD from the entire board of directors (except new nominees(2), who should be considered CASE-BY-CASE) for the following:

PROBLEMATIC TAKEOVER DEFENSES:

   CLASSIFIED BOARD STRUCTURE:

   1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

   DIRECTOR PERFORMANCE EVALUATION:

   1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

      o   A classified board structure;

      o   A supermajority vote requirement;

      o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

      o   The inability of shareholders to call special meetings;

      o   The inability of shareholders to act by written consent;

      o   A dual-class capital structure; and/or

      o   A non-shareholder- approved poison pill.


     POISON PILLS:

   1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote WITHOLD or AGAINST every year until this feature is removed;


--------------------

(1) In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

(2) A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

   1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

   1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

   1.6. The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

      o The date of the pill's adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

      o   The issuer's rationale;

      o   The issuer's governance structure and practices; and

      o   The issuer's track record of accountability to shareholders.


PROBLEMATIC AUDIT-RELATED PRACTICES

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

   1.7. The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");

   1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or

   1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

   1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

PROBLEMATIC COMPENSATION PRACTICES/PAY FOR PERFORMANCE MISALIGNMENT

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

   1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

   1.12. The company maintains significant problematic pay practices;

   1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

   1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

   1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

   1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

      o   The company's response, including:

            o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

            o Specific actions taken to address the issues that contributed to the low level of support;

            o   Other recent compensation actions taken by the company;

      o Whether the issues raised are recurring or isolated; o The company's ownership structure; and

      o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.


GOVERNANCE FAILURES

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

   1.17. Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

   1.18. Failure to replace management as appropriate; or

   1.19. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. BOARD RESPONSIVENESS

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

   2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

   2.2. The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

   2.3. The board failed to act on takeover offers where the majority of shares are tendered;

   2.4. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

   2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

   Vote CASE-BY-CASE on the entire board if:

   2.6. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

      o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

      o   The company's ownership structure and vote results;

      o ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

      o The previous year's support level on the company's say-on-pay proposal.


3. DIRECTOR INDEPENDENCE

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

   3.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

   3.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

   3.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

   3.4. Independent directors make up less than a majority of the directors.

4. DIRECTOR COMPETENCE

ATTENDANCE AT BOARD AND COMMITTEE MEETINGS:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

   4.1. The company's proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

   4.2. Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:

      o   Medical issues/illness;

      o   Family emergencies; and

      o   Missing only one meeting.


      These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

OVERBOARDED DIRECTORS:

Vote AGAINST or WITHHOLD from individual directors who:

   4.3. Sit on more than six public company boards; or

   4.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own- withhold only at their outside boards.

                                   o o o o o


VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      o Long-term financial performance of the target company relative to its industry;

      o   Management's track record;

      o   Background to the proxy contest;

      o   Qualifications of director nominees (both slates);

      o Strategic plan of dissident slate and quality of critique against management;

      o Likelihood that the proposed goals and objectives can be achieved (both slates);

      o   Stock ownership positions.


                                   o o o o o

PROXY ACCESS

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

     Company-specific factors; and
     Proposal-specific factors, including:

      o The ownership thresholds proposed in the resolution (i.e., percentage and duration);

      o The maximum proportion of directors that shareholders may nominate each year; and

      o The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

                                   o o o o o


SHAREHOLDER RIGHTS & DEFENSES

EXCLUSIVE VENUE

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

   Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company's proxy statement; and

   Whether the company has the following good governance features: o An annually elected board;

      o   A majority vote standard in uncontested director elections; and

      o The absence of a poison pill, unless the pill was approved by shareholders.

                                   o o o o o


POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY POISON PILL

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      o   No lower than a 20% trigger, flip-in or flip-over;

      o   A term of no more than three years;

      o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

                                   o o o o o


POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY A PILL TO PRESERVE NET OPERATING LOSSES (NOLS)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses ("NOLs") if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

      o The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

      o   The value of the NOLs;

      o Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

      o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

      o   Any other factors that may be applicable.

                                   o o o o o


SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

      o   Shareholders' current right to act by written consent;

      o   The consent threshold;

      o   The inclusion of exclusionary or prohibitive language;

      o   Investor ownership structure; and

      o Shareholder support of, and management's response to, previous shareholder proposals.


Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

      o An unfettered(3) right for shareholders to call special meetings at a 10 percent threshold;

      o   A majority vote standard in uncontested director elections;

      o   No non-shareholder-approved pill; and

      o   An annually elected board.

                                   o o o o o


CAPITAL/RESTRUCTURING


COMMON STOCK AUTHORIZATION

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

            o The company's use of authorized shares during the last three years

      o   The Current Request:

            o Disclosure in the proxy statement of the specific purposes of the proposed increase;

            o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

            o The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

                                   o o o o o

-----------------------------

(3) "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

PREFERRED STOCK AUTHORIZATION

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

            o The company's use of authorized preferred shares during the last three years;

      o   The Current Request:

            o Disclosure in the proxy statement of the specific purposes for the proposed increase;

            o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

            o In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

            o Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

                                   o o o o o


DUAL CLASS STRUCTURE

Generally vote AGAINST proposals to create a new class of common stock unless:

   The company discloses a compelling rationale for the dual-class capital structure, such as:

            o The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

            o   The new class of shares will be transitory;

   The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

   The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

                                   o o o o o


MERGERS AND ACQUISITIONS

Vote CASE -BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.


                                   o o o o o


COMPENSATION

EXECUTIVE PAY EVALUATION
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

   1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

   2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

   3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

   4. Provide shareholders with clear, comprehensive compensation disclosures:
      This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

   5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

ADVISORY VOTES ON EXECUTIVE COMPENSATION- MANAGEMENT PROPOSALS (MANAGEMENT SAY-ON-PAY)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay -
MSOP) if:

   There is a significant misalignment between CEO pay and company performance (pay for performance); The company maintains significant problematic pay practices; The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

      o There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

      o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

      o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

      o   The situation is egregious.



Vote AGAINST an equity plan on the ballot if:

   A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

            o   Magnitude of pay misalignment;

            o Contribution of non-performance-based equity grants to overall pay; and

            o The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

PRIMARY EVALUATION FACTORS FOR EXECUTIVE PAY

PAY-FOR-PERFORMANCE EVALUATION

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

      1. Peer Group(4) Alignment:

            o The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

            o The multiple of the CEO's total pay relative to the peer group median.


      2. Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

      The ratio of performance- to time-based equity awards;

      The ratio of performance-based compensation to overall compensation;

      The completeness of disclosure and rigor of performance goals;

      The company's peer group benchmarking practices;

      Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

      Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

      Any other factors deemed relevant.


PROBLEMATIC PAY PRACTICES
The focus is on executive compensation practices that contravene the global pay principles, including:

      Problematic practices related to non-performance-based compensation elements;

      Incentives that may motivate excessive risk-taking; and

      Options Backdating.


-----------------------

(4) The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company's rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO's pay relative to the median pay level in the peer group.

PROBLEMATIC PAY PRACTICES RELATED TO NON-PERFORMANCE-BASED COMPENSATION ELEMENTS

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

      o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

      o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

      o   New or extended agreements that provide for:

            o CIC payments exceeding 3 times base salary and average/target/most recent bonus;

            o CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

            o CIC payments with excise tax gross-ups (including "modified" gross-ups).

INCENTIVES THAT MAY MOTIVATE EXCESSIVE RISK-TAKING

      Multi-year guaranteed bonuses;

      A single or common performance metric used for short- and long-term plans;

      Lucrative severance packages;

      High pay opportunities relative to industry peers;

      Disproportionate supplemental pensions; or

      Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

OPTIONS BACKDATING

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

      Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      Duration of options backdating;

      Size of restatement due to options backdating;

      Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and


      Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

BOARD COMMUNICATIONS AND RESPONSIVENESS

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

      Failure to respond to majority-supported shareholder proposals on executive pay topics; or

      Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

        o   The company's response, including:

              o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

              o Specific actions taken to address the issues that contributed to the low level of support;

              o   Other recent compensation actions taken by the company;

        o   Whether the issues raised are recurring or isolated;

        o   The company's ownership structure; and

        o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

                                   o o o o o


FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION (MANAGEMENT "SAY ON PAY")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

                                   o o o o o



VOTING ON GOLDEN PARACHUTES IN AN ACQUISITION, MERGER, CONSOLIDATION, OR PROPOSED SALE

Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

      o Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

      o Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

      o Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

      o Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

      o   Potentially excessive severance payments;

      o Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

      o In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

      o The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.


In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

                                   o o o o o


EQUITY-BASED AND OTHER INCENTIVE PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      The total cost of the company's equity plans is unreasonable;

      The plan expressly permits repricing; A pay-for-performance misalignment is found;

      The company's three year burn rate exceeds the burn rate cap of its industry group;

      The plan has a liberal change-of-control definition; or

      The plan is a vehicle for problematic pay practices.

                                   o o o o o


SOCIAL/ENVIRONMENTAL ISSUES

OVERALL APPROACH

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

      o Whether adoption of the proposal is likely to enhance or protect shareholder value;

      o Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

      o The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

      o Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

      o Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

      o Whether the company's analysis and voting recommendation to shareholders are persuasive;

      o What other companies have done in response to the issue addressed in the proposal;

      o Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

      o Whether implementation of the proposal's request would achieve the proposal's objectives;

      o Whether the subject of the proposal is best left to the discretion of the board;

      o Whether the requested information is available to shareholders either from the company or from a publicly available source; and

      o Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

                                   o o o o o


POLITICAL SPENDING & LOBBYING ACTIVITIES

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

   There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and

   The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. However, the following will be considered:

   The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

   Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:

      The company's current disclosure of relevant policies and oversight mechanisms;

      Recent significant controversies, fines, or litigation related to the company's public policy activities; and

      The impact that the policy issues may have on the company's business operations.

                                   o o o o o



HYDRAULIC FRACTURING

Generally vote FOR proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

      The company's current level of disclosure of relevant policies and oversight mechanisms;

      The company's current level of such disclosure relative to its industry peers;

      Potential relevant local, state, or national regulatory developments; and

      Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

                                   o o o o o


                             DISCLOSURE/DISCLAIMER


This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

                                   o o o o o

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           PART C - OTHER INFORMATION

ITEM 28. EXHIBITS

Exhibit No. Description

(a)   (1)   Certificate of Formation of the Registrant.(1)

      (2)   Amended and Restated Certificate of Formation of the Registrant.(3)

      (3)   Limited Liability Company Agreement of the Registrant.(3)

      (4)   Certificate of Amendment to Limited Liability Company Agreement.(4)

(b)   (1)   Operating By-Laws of the Registrant.(3)

      (2)   Amended and Restated By-Laws of the Registrant.(6)

(c)   (1)   Establishment and Designation of Series of Membership Interests.(3)

      (2)   Amended and Restated Establishment and Designation of Series.(3)

      (3)   Amended and Restated Establishment and Designation of Series.(6)

      (4) Form of Third Amended and Restated Establishment and Designation of Series of Membership Interests.(8)

      (5) Third Amended and Restated Establishment and Designation of Series of Membership Interests.(9)

      (6) Fourth Amended and Restated Establishment and Designation of Series of Membership Interests.(9)

(d)   (1)   Investment Advisory and Management Agreement.(3)

      (2) Amended Schedules A and B to Investment Advisory and Management Agreement.(4)

      (3) Amended Schedules A and B to Investment Advisory and Management Agreement.(6)

      (4)   Agreement for Fee Waiver, Expense Reimbursement and Recovery.(6)

      (5) Amended Schedules A and B to Investment Advisory and Management Agreement.(11)

      (6) Amended Schedules A and B to Investment Advisory and Management Agreement.(11)

      (7) Amended Exhibit A to the Agreement for Fee Waiver, Expense Reimbursement and Recovery.(11)

      (8) Amended Exhibit A to the Agreement for Fee Waiver, Expense Reimbursement and Recovery.(11)

      (9)   Investment Advisory and Management Agreement dated December 6, 2010.
            (13)

      (10) Agreement for Fee Waiver, Expense Reimbursement and Recovery dated December 6, 2010. (13)

(e)   (1)   Distribution Agreement between Registrant and First Trust Portfolios
            L.P.(3)

      (2)   Amended Appendix A to Distribution Agreement.(4)

      (3)   Amended Appendix A to Distribution Agreement.(6)

      (4)   Amended Appendix A to Distribution Agreement.(11)

      (5)   Amended Appendix A to Distribution Agreement.(11)

(f)         Not Applicable.

(g)   (1)   Custodian Services Agreement between the Registrant and PFPC Trust
            Company.(5)

      (2) Foreign Custody Agreement among Registrant, Citibank, N.A. and PFPC Trust Company.(5)

      (3)   Amended Exhibit A to Custodian Services Agreement.(6)

      (4)   Amended Exhibit A to Custodian Services Agreement.(11)

      (5)   Amended Exhibit A to Custodian Services Agreement.(11)

(h)   (1)   Services Agreement between Registrant and First Data Investor
            Services Group, Inc.(3)

      (2) Administrative Services Agreement between Registrant and American Assurance Corporation.(3)

      (3) Amendment to Administrative Services Agreement between Registrant and American Skandia Life Assurance Corporation.(5)

      (4) Amended and Restated Transfer Agency Services Agreement between the Registrant and PFPC Inc.(5)

      (5) Amended and Restated Administration and Accounting Services Agreement between the Registrant and PFPC Inc.(5)

      (6) Amendment to Administrative Services Agreement between Registrant and American Skandia Life Assurance Corporation.(6)

      (7) Amended Exhibit A to Amended and Restated Transfer Agency Services Agreement.(6)

      (8) Amended Exhibit A to Amended and Restated Administration and Accounting Services Agreement.(6)

      (9)   Amendment to Fund Participation Agreement.(6)

      (10) Amended Exhibit A to Amended and Restated Transfer Agency Services Agreement.(11)

      (11) Amended Exhibit A to Amended and Restated Transfer Agency Services Agreement.(11)

      (12) Amended Exhibit A to Amended and Restated Administration and Accounting Services Agreement.(11

      (13) Amended Exhibit A to Amended and Restated Administration and Accounting Services Agreement.(11)

(i)   (1)   Opinion and Consent of Chapman and Cutler LLP dated April 28, 2006.
            (7)

      (2)   Opinion and Consent of Chapman and Cutler LLP dated April 30,
            2007.(8)

      (3) Opinion and Consent of Chapman and Cutler LLP dated November 19, 2007.(9)

      (4)   Opinion and Consent of Chapman and Cutler LLP dated April 29,
            2008.(10)

      (5)   Opinion and Consent of Chapman and Cutler LLP dated April 27,
            2009.(11)

      (6)   Opinion and Consent of Chapman and Cutler LLP dated April 29,
            2010.(12)

      (7)   Opinion and Consent of Chapman and Cutler LLP dated April 29,
            2011.(13)

(j)         Consent of Independent Registered Public Accounting Firm.(14)

(k)         Not Applicable.

(l)         Not Applicable.

(m)   (1)   12b-1 Service Plan.(2)

      (2)   Amended Appendix A to 12b-1 Service Plan.(4)

      (3)   Amended Schedule A to 12b-1 Service Plan.(6)

      (4)   Amended Schedule A to 12b-1 Service Plan.(11)

      (5)   Amended Schedule A to 12b-1 Service Plan.(11)

(n)         Not Applicable.

(o)         Not Applicable.

(p)   (1)   Code of Ethics of First Trust Advisors L.P.(4)

      (2)   Code of Ethics of First Trust Portfolios L.P.(4)

      (3)   Code of Ethics of First Defined Portfolio Fund, LLC.(4)

      (4)   Amended Code of Ethics First Trust Advisors L.P.(6)

      (5) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (8)

      (6)   First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006.
            (8)

      (7)   First Trust Funds Code of Ethics, amended on May 31, 2006. (8)

      (8)   First Trust Funds Code of Ethics, amended on December 31, 2008. (11)

      (9) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended December 31, 2008. (11)

      (10)  First Trust Funds Code of Ethics, amended on March 22, 2010. (14)

(q)   (1)   Powers of Attorney for Messrs Bowen, Erickson, and Nielson,
            authorizing, among others, James A. Bowen and W. Scott Jardine to execute the Registration Statement. (2)

      (2) Power of Attorney for Mr. Kadlec, authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement.(5)

      (3) Power of Attorney for Mr. Keith, authorizing, among others, James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement.(8)

---------------

(1) Incorporated by reference to the Registrant's initial Registration Statement on Form N-1A filed with the SEC via EDGAR on February 16, 1999.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on September 30, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 28, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 30, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 29, 2004.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 2, 2005.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 28, 2006.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 1, 2007.

(9) Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on November 19, 2007.

(10) Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 29, 2008.

(11) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 27, 2009.

(12) Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 3, 2010.

(13) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on April 29, 2011.

(14) Filed herewith.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not Applicable.

ITEM 30. INDEMNIFICATION

Section 12.4 of the Registrant's Limited Liability Company Agreement provides as follows:

(a) Subject to the exceptions and limitations contained in this Section 12.4, every person who is, or has been, a Trustee, director, officer, employee, authorized person or agent of the Company, including persons who serve at the request of the Company as Trustees, officers, employees, or agents, of another organization in which the Company has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Company to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee, authorized person or agent and against amounts paid or incurred by him in settlement thereof.

(b) No indemnification shall be provided hereunder to a Covered Person:

      (i) against any liability to the Company or the Member by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

            (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

            (B) by written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Company, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Company personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section
12.4 shall be advanced by the Company prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 12.4, provided that either:

            (i) such undertaking is secured by a surety bond or some other appropriate security or the Company shall be insured against losses arising out of any such advances; or

            (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 12.4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Company (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 12.4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Directors and Officers Liability/Errors and Omissions Liability Insurance policies in the aggregate amount of $10,000,000 (with a maximum deductible of $250,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Limited Liability Company Agreement of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to 14 mutual funds, 12 closed-end funds and 69 exchange-traded funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST        EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Chief Executive Officer   Chief Executive Officer (since December 2010) and
                                          President (prior to December 2010), FTP; Chairman of the
                                          Board of Directors, BondWave LLC and Stonebridge
                                          Advisors LLC

Ronald D. McAlister, Managing Director    Managing Director, FTP

Mark R. Bradley, Chief Financial          Chief Financial Officer and Chief Operating
Officer/Chief Operating Officer           Officer (since December 2010), FTP; Chief
                                          Financial Officer, BondWave LLC and
                                          Stonebridge Advisors LLC

Robert F. Carey, Chief Investment         Senior Vice President, FTP
Officer and Senior Vice President

W. Scott Jardine, General Counsel and     Secretary and General Counsel, FTP; Secretary
Secretary                                 of BondWave LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel   Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel   Assistant General Counsel, FTP

John Vasko, Assistant General Counsel     Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel        Assistant General Counsel (since November
                                          2010), FTP; Of Counsel, The Law Offices of
                                          Beau T. Grieman (August 2009 to March 2010);
                                          Associate, Perkins Coie (April 2008 to August
                                          2009)

Lisa Weier, Assistant General Counsel     Assistant General Counsel (since January 2011),
                                          FTP; Associate, Chapman and Cutler LLP

Heidemarie Gregoriev                      Compliance Counsel, FTP

R. Scott Hall, Managing Director          Managing Director, FTP

Andrew S. Roggensack, President           Managing Director and President (since
                                          December 2010), FTP

Kathleen Brown, Senior Vice President     CCO and Senior Vice President, FTP
and Chief Compliance Officer


NAME AND POSITION WITH FIRST TRUST        EMPLOYMENT DURING PAST TWO YEARS

Elizabeth H. Bull, Senior Vice President  Senior Vice President, FTP

Christopher L. Dixon, Senior Vice         Senior Vice President, FTP
President

Jane Doyle, Senior Vice President         Senior Vice President, FTP

James M. Dykas, Senior Vice President     Senior Vice President and Controller
and Controller                            (since December 2010), FTP

Jon C. Erickson, Senior Vice President    Senior Vice President, FTP

Ken Fincher, Senior Vice President        Senior Vice President, FTP

Rosanne Gatta, Board Liaison Associate    Board Liaison Associate (July 2010 to Present),
                                          FTA and FTP; Assistant Vice President (July
                                          2010 to February 2011), PNC Global Investment
                                          Servicing

Kenneth N. Hass, Senior Vice President    Senior Vice President, FTP

Jason T. Henry, Senior Vice President     Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice          Senior Vice President, FTP
President

David G. McGarel, Senior Vice President   Senior Vice President, FTP

Mitchell Mohr, Senior Vice President      Senior Vice President, FTP

Robert M. Porcellino, Senior Vice         Senior Vice President, FTP
President

Alan M. Rooney, Senior Vice President     Senior Vice President, FTP

Roger F. Testin, Senior Vice President    Senior Vice President, FTP

Christina Knierim, Senior Vice President  Vice President, FTP

Todd Larson, Vice President               Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President    Vice President, FTP

Stan Ueland, Vice President               Vice President, FTP

Katherine Urevig, Vice President          Vice President, FTP

Brad Bradley, Vice President              Vice President, FTP

Katie D. Collins, Assistant Vice          Assistant Vice President, FTP
President

Chris Fallow, Assistant Vice President    Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice        Assistant Vice President, FTP
President

Coleen D. Lynch, Assistant Vice           Assistant Vice President, FTP
President



NAME AND POSITION WITH FIRST TRUST        EMPLOYMENT DURING PAST TWO YEARS

Omar Sepulveda, Assistant Vice President  Assistant Vice President, FTP

John H. Sherren, Assistant Vice           Assistant Vice President, FTP
President

Brian Wesbury, Chief Economist            Senior Vice President, FTP

Rob Stein, Senior Economist               Vice President, FTP



ITEM 32.  PRINCIPAL UNDERWRITER

(a) FTP serves as principal underwriter of the interests of the Company, First Trust Series Fund, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

(b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer             Trustee and Chairman of the Board

Mark R. Bradley                           Chief Financial Officer/Chief       President and Chief Executive
                                          Operating Officer                   Officer

James M. Dykas                            Senior Vice President/Controller    Treasurer, Chief Financial Officer
                                                                              and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Ronald D. McAlister                       Managing Director                   None

Richard A. Olson                          Managing Director                   None



NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          Secretary and General Counsel       Secretary

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

Erin Chapman                              Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None

Amy Lum                                   Assistant General Counsel           None

Lisa Weier                                Assistant General Counsel           None

Heidemarie Gregoriev                      Compliance Counsel                  None

Dan Affeto                                Senior Vice President               None

Bob Bartel                                Senior Vice President               None

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Daniel J. Lindquist                       Senior Vice President               Vice President



NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

David G. McGarel                          Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Jonathan Ackerhalt                        Vice President                      None

Dan Affetto                               Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None

Michael Darr                              Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Ben Ferwerdo                              Vice President                      None

Don Fuller                                Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None



NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      None

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      None

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None



NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Debra K. Scherbring                       Vice President                      None

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Stanley Ueland                            Vice President                      None

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Brad Bradley                              Assistant Vice President            None



NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Chris Fallow                              Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are 120 East Liberty
Drive, Wheaton, Illinois 60187, unless
otherwise noted.

         (c)   Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

BNY Mellon Investment Servicing (US) Inc. ("BNY"), formerly PNC Global Investment Servicing (US) Inc., with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust Advisors L.P. or BNY.

ITEM 34. MANAGEMENT SERVICES
Not Applicable.

ITEM 35. UNDERTAKINGS
Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 27th day of April, 2012.

                                          FIRST DEFINED PORTFOLIO FUND, LLC

                                          By: /s/ Mark R. Bradley
                                              --------------------------------
                                              Mark R. Bradley, President and
                                              Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                                                         DATE
                             President and Chief                  April 27, 2012
/s/ Mark R. Bradley          Executive Officer
--------------------------
    Mark R. Bradley

                             Treasurer, Chief Financial Officer   April 27, 2012
/s/ James M. Dykas           and Chief Accounting Officer
--------------------------
    James M. Dykas

                                         )
James A. Bowen*                  Trustee )
                                         )
                                         )
Richard E. Erickson*             Trustee )
                                         )
                                         )         BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                Trustee )            --------------------------
                                         )                 W. Scott Jardine
                                         )                 Attorney-In-Fact
Robert F. Keith*                 Trustee )                 April 27, 2012
                                         )
                                         )
Niel B. Nielson*                 Trustee )
                                         )


*     Original powers of attorney authorizing, among others, James A. Bowen,
      W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

                               INDEX OF EXHIBITS

(j)      Consent of Independent Registered Public Accounting Firm.

(p)(10)  First Trust Funds Code of Ethics, amended on March 22, 2010.